[PERFORMANCE FUNDS LOGO]

December 15, 1997

Dear Shareholder:

     We're pleased to present you with the semi-annual report on the financial conditions for the Performance Family of Funds for the period ending November 30, 1997. The Performance Funds are comprised of Money Market Fund, Short Term Government Income Fund, Intermediate Term Government Income Fund, Large Cap Equity Fund, Mid Cap Growth Fund, and Small Cap Fund and are managed by Trustmark National Bank.

ECONOMIC REVIEW

     For the past six months the U.S. economy has remained on track as employers continued to create new jobs and the unemployment rate dropped to 4.6%, its lowest level since October 1973. Economic data for the period continued a pattern we have been seeing for some time -- strong growth and low inflation.

     Prior to the financial crisis in the Far East and subsequent global equity sell-off, the pace of the U. S. economy was accelerating and a Fed tightening appeared imminent. For now, at least, the economy may experience a moderate slowing in activity going into the new year as the residual effects of the Asian crisis become more evident in early 1998. This does create somewhat of a dilemma for the Fed. On the one hand, the Fed has to be concerned how continued troubles in Asia will impact the U. S. economy, while on the other hand, how the economy's six year plus expansion impacts future inflation.

     In spite of signs of continued economic strength the Fed has chosen to leave rates unchanged until they see outright evidence of a deterioration in inflation. While the financial markets were volatile, the inflation news continued to be favorable. With increased productivity, falling commodity prices, a strong dollar, and inflation at 2.1% the Fed may continue to exercise patience until they see outright wage pressures evidenced by higher unit labor costs.

     While we remain optimistic that the U. S. economy will continue to expand, we recognize its susceptibility to global events, more so now than ever. For this reason, we urge you to exercise patience, review your investment program with your investment representative, and focus not on short-term market movements, but on long-term investment goals.

     As always, we appreciate your support, welcome your questions and look forward to serving you in years to come.

Sincerely,

LOGO

John J. Pileggi
Chairman of the Board
------------

The views expressed in this shareholder letter and elsewhere, reflect those of the individual who has signed the applicable letter and only through the end of the period covered by the report as stated on the cover. Such views are subject to change based upon the market and other conditions.

                           PORTFOLIO MANAGER'S REPORT

                         PERFORMANCE MONEY MARKET FUND

     The Performance Money Market Fund provided investors with a return of 2.70% (2.58% for the Consumer Service Class) for the 6 months ended November 30, 1997. During this period, the 7-day yield of the fund increased by 6 basis points to 5.39% from 5.33% on May 31, 1997. One of the main reasons for the small change in short rates during this period was the flattening of the yield curve. As longer rates came down during this time frame, the lack of activity from the Federal Reserve and uncertainty in other world markets kept short rates stable.

     The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper, and repurchase agreements. The fund is considered a "first tier" Fund as a result of the high quality of the Fund's holdings. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will in the future.

                                          Signed,

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank
------------
All performance figures cited here represent past performance of the Money Market Fund and do not guarantee future results.

                 PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

     Shareholders of the Short Term Government Income Fund benefited from a 50 basis point decline in short term interest rates during the 6 month period ending November 30, 1997. Share price rose from $9.75 to $9.82, while maintaining an annualized dividend yield slightly over 5.60%. (Slightly over 5.35% for the Consumer Service Class). The increase in share value contributed to a 6 month total return of 3.58% (3.46%) for the Institutional (Consumer Service Class) shareholders. Our benchmark index, the Lehman Brothers 1-3 Year Government Index, indicated a return of 3.69% for the same period.

     Dividend yield was supported by the increase in allocation to short government agency-backed mortgage securities to over 40%. In spite of the use of mortgage securities, a high priority of the fund is to limit callability. The fund is currently preferring mortgage securities backed by mortgages in the lower spectrum of coupons, and priced at par or a discount. Over half the fund is not callable at all. A posture which protects share value during a possible decline in interest rates will be maintained. Price volatility has been, and should remain low, relative to the behavior of short term interest rates.

                                          Signed,

                                          /s/ Jonathan Rogers

                                          Jonathan Rogers, CFA
                                          Vice President
                                          Trustmark National Bank
------------
The Funds performance is compared to the Lehman Brothers, 1-3 Year Government Index, which represents the performance of U.S. Government bonds with maturities of 1 to 3 years. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Performance Short Term Government Income Fund reflects the deduction of fees for these value added services. Past performance does not guarantee future results.

              PERFORMANCE INTERMEDIATE TERM GOVERNMENT INCOME FUND

     For the six months ended November 30, 1997 the Performance Intermediate Government Income Fund returned 6.28% (Consumer Service Class 6.14%) to its shareholders. Our bench mark index, the Lehman Brothers Government/Corporate Index, indicated a return of 6.99% for the same period. Share price, as measured by net asset value, increased from $9.93 on May 31, 1997 to $10.24 on November 30, 1997.

     Thanks to a bout of "Asian flu" the U.S. Treasury market was the beneficiary of a classic "flight to quality" in October and November. Even before the Asian crisis bond yields had already fallen from 6.91% at the end of May to 6.40% by the end of September, fueled by the White House/Congressional budget accord, benign inflation, and reduced Treasury supply. The markets' optimism was evidenced by the spread compression between the 2 year and 30 year Treasury (72BP to 31BP) from mid-August to the end of November. The Fed has left rates alone as continued domestic job growth and falling unemployment have been offset by increased productivity, falling commodity prices and a strong dollar. Previously, the longest a "Greenspan" Fed had waited to tighten a second time in a cycle was six weeks. Through November it has now been 36 weeks!

     On November 30th, approximately 72% of the Fund's assets were invested in U.S. Treasury and U.S. Agency securities while the other 28% consisted primarily of high quality corporate debt. The Fund's average maturity was 8.57 years with an average coupon of 6.71%.

     The Fund continues to be managed with an investment objective to provide shareholders with a high level of current income, with total return a secondary consideration. Shareholders are reminded that volatility is inherent in fixed income securities, and we encourage shareholders to view their investment using long term investment goals, not short term market movements.

     We appreciate your participation in the Performance Intermediate Term Government Income Fund.

                                          Signed,

                                          /s/ Robert H. Spaulding
                                          Robert H. Spaulding
                                          Vice President & Trust Investment
                                          Officer
------------

All performance figures cited here represent past performance of the Intermediate Term Government Income Fund and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                       PERFORMANCE LARGE CAP EQUITY FUND

     For the six months ended November 30, 1997, the Large Cap Equity Fund had a return of 14.44%, compared to the S&P 500 return of 13.59%. This was a period of high volatility. In July we began to see some earnings estimates questioned; one sector at a time, we saw damage to prices throughout the market. Although August presented one of the Dow's worst performances in history (it lost 7.7% from its August high) the market recovered, to take another jolt in October, only to rally again (S&P made new high in November). The financial sector performed very well (Merrill Lynch up 33%, Suntrust up 34%, Travelers up 39%); drug stocks again helped our performance (Bristol Myers up 29%, Eli Lilly up 36%, Pfizer up 42%, Schering Plough up 39%); and telephone company stocks were good performers (Bell Atlantic up 30%, SBC Communications up 26%). Other outstanding performers were Walgreen up 38%, King World Production up 45%, Halliburton 41% and Gap up 57%.

     We are still facing more earnings questions and in turn, probably even more volatility.

     Our efforts and resources continue to be directed at security selection and not at market timing.

                             TEN LARGEST HOLDINGS*
                       (PERCENTAGES BASED ON NET ASSETS)

       1.  General Electric   (3.76%)     4.  Exxon             (2.40%)     8.  Royal Dutch        (1.83%)
       2.  Microsoft          (2.68%)     5.  Intel             (2.04%)     9.  Merck              (1.75%)
       3.  Coca-Cola          (2.51%)     6.  Schering Plough   (2.04%)    10.  Procter & Gamble   (1.56%)
                                          7.  IBM               (1.86%)

                                          Signed,

                                          /s/ Charles H. Windham, Jr.

                                          Charles H. Windham, Jr.
                                          Vice President
                                          Trustmark National Bank
------------
* Composition subject to change.

The Fund's performance is compared to the Standard & Poor's 500 Stock Index, which represents the performance of the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Past performance does not guarantee future results.

                        PERFORMANCE MID CAP GROWTH FUND

     For the period June 1, 1997 to November 30, 1997, the Mid Cap Growth Fund returned 16.90%. This compares favorably to the S&P MidCap 400 Index which returned 15.85% during the same period.

     The Financial Services sector was a strong contributor to the Fund's return for the period. Positions in brokerage firms A.G. Edwards and Paine Webber, as well as mutual fund manager Franklin Resources, increased on the order of 40%. Holdings in the Retail sector also boosted results. Mac Frugal's Bargains and Dollar General both returned 40% or more. In addition, holdings in the Technology and Health Care sectors also featured big returns. Once again, positions in the Temporary Staffing industry, notably Manpower Inc. and Olsten Corp, provided disappointing results. Other holdings, such as Reynolds and Reynolds and Vencor, also penalized results.

     The Fund focuses on those companies in the MidCap Index with increasing earnings prospects and attractive valuations. We plan to continue to direct our concentration on the operating results of individual companies and not on market timing. Listed below are the 10 largest holdings in the Fund at November 30, 1997:

                             TEN LARGEST HOLDINGS*
                       (PERCENTAGES BASED ON NET ASSETS)

     1. Dollar General     (2.16%)    4. Paine Webber            (1.80%)    8. Bear Stearns Companies   (1.67%)
     2. Quantum Computer   (2.00%)    5. Edwards (A.G.)          (1.78%)    9. First Security Corp.     (1.67%)
     3. Franklin           (1.86%)    6. Coca-Cola Enterprises   (1.77%)   10. Mac Frugal's Bargains
        Resources
                                      7. Claire's Stores         (1.67%)       Close-Outs, Inc.         (1.61%)

                                          Signed,

                                          /s/ Douglas H. Ralston

                                          Douglas H. Ralston, CFA
                                          Vice President
                                          Trustmark National Bank
------------
* Composition subject to change.

The Fund's performance is compared to the Standard & Poor's MidCap 400 Stock Index, which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Past performance does not guarantee future results.

                           PERFORMANCE SMALL CAP FUND

     The Small Cap Fund returned (7.99%) versus (5.01%) for the S&P 600 Small Cap Index from its inception on October 1, 1997 through November 30, 1997.

     Strong performing issues included selected Health Care companies such as Lincare Holdings and Safeskin Corp. Utility stocks, such as Piedmont Natural Gas & Central Hudson Gas & Electric, performed well in response to a decreasing interest rate environment and increased volatility in the equity markets. In sharp contrast, the Energy and Technology sectors experienced broad based selloffs which contributed to the negative performance of both the index and the fund.

     We maintain a longer term view when selecting companies for the Small Cap Fund and intend to use periods of volatility such as this to look for quality companies that we can purchase at discounted prices.

                             TEN LARGEST HOLDINGS*
                        (PERCENTAGE BASED ON NET ASSETS)

     1. Enhance Financial   (1.93%)    4. ICN Pharmaceutical   (1.81%)    8. Fremont General        (1.69%)
     2. Ross Stores         (1.85%)    5. Tech Data            (1.74%)    9. Novellus               (1.62%)
     3. Sola Int'l          (1.83%)    6. Integrated Health    (1.71%)   10. Manitowoc Co., Inc.    (1.58%)
                                       7. BE Aerospace, Inc.   (1.70%)

                                          Signed,

                                          /s/ Douglas P. Muenzenmay
                                          Doug P. Muenzenmay
                                          Portfolio Manager
------------
* Composition subject to change.

The Fund's performance is compared to the Standard & Poor's SmallCap Index, which is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Past performance does not guarantee future results.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments
November 30, 1997
(Unaudited)

  SHARES
    OR                                                                         S&P/MOODY'S
 PRINCIPAL                                                                       RATINGS        VALUE
  AMOUNT                           SECURITY DESCRIPTION                        (UNAUDITED)     (NOTE 2)
-----------   ---------------------------------------------------------------  -----------   ------------
              BANKERS ACCEPTANCES -- 5.5%
              BANKING -- 5.5%
$ 2,853,500   First Union Bank Corp., 5.48%, 12/8/1997.......................      A1/P1     $  2,850,459
  2,000,000   First Union Bank Corp., 5.49%, 12/31/1997......................      A1/P1        1,990,850
  1,750,000   Regions Bank, 5.55%, 12/12/1997................................     A1+/P1        1,747,032
  8,500,000   Regions Bank, 5.50%, 2/27/1998.................................     A1+/P1        8,385,723
  4,157,537   Wachovia Bank Corp., 5.55%, 1/2/1998...........................     A1+/P1        4,137,026
  5,000,000   Wachovia Bank Corp., 5.65%, 1/29/1998..........................     A1+/P1        4,953,701
                                                                                             ------------
              TOTAL BANKERS ACCEPTANCES (Cost $24,064,791)................................     24,064,791
                                                                                             ------------
              COMMERCIAL PAPER -- 58.9%
              AGRICULTURE -- 4.5%
 10,000,000   Cargill Inc., 5.50%, 12/17/1997................................     A1+/P1        9,975,556
  5,000,000   Cargill Inc., 5.51%, 1/8/1998..................................     A1+/P1        4,970,919
  5,000,000   Cargill Inc., 5.60%, 1/9/1998..................................     A1+/P1        4,969,667
                                                                                             ------------
                                                                                               19,916,142
                                                                                             ------------
              AUTOMOTIVE -- 8.8%
  5,000,000   Ford Motor Credit Corp., 5.71%, 1/6/1998.......................      A1/P1        4,971,450
  5,000,000   Ford Motor Credit Corp., 5.71%, 1/7/1998.......................      A1/P1        4,970,657
  6,000,000   Ford Motor Credit Corp., 5.68%, 1/23/1998......................      A1/P1        5,949,827
  5,000,000   Ford Motor Credit Corp., 5.68%, 1/26/1998......................     A1+/P1        4,955,822
  5,000,000   Toyota Motor Credit Corp., 5.50%, 12/5/1997....................     A1+/P1        4,996,944
  8,056,000   Toyota Motor Credit Corp., 5.48%, 12/10/1997...................     A1+/P1        8,044,963
  2,500,000   Toyota Motor Credit Corp., 5.66%, 1/13/1998....................     A1+/P1        2,483,099
  2,000,000   Toyota Motor Credit Corp., 5.66%, 1/16/1998....................     A1+/P1        1,985,536
                                                                                             ------------
                                                                                               38,358,298
                                                                                             ------------
              BANKING -- 6.8%
  5,000,000   Bank America Corp., 5.57%, 1/20/1998...........................      A1/P1        4,961,319
  5,000,000   Bank Of America, 5.60%, 1/9/1998...............................      A1/P1        4,969,667
  2,250,000   Core States Bank Corp., 5.48%, 12/1/1997.......................      A1/P1        2,250,000
  5,000,000   Norwest Bank Corp., 5.69%, 1/26/1998...........................     A1+/P1        4,955,744
  5,000,000   Suntrust Bank Corp., 5.52%, 12/3/1997..........................      A1/P1        4,998,467
  3,000,000   Suntrust Bank Corp., 5.57%, 12/19/1997.........................      A1/P1        2,991,645
  5,000,000   Suntrust Bank Corp., 5.58%, 1/9/1998...........................      A1/P1        4,969,775
                                                                                             ------------
                                                                                               30,096,617
                                                                                             ------------
              BEVERAGES -- 1.1%
  5,000,000   Coca-Cola, 5.61%, 1/21/1998....................................     A1+/P1        4,960,263
                                                                                             ------------
              BROKERAGE SERVICES -- 5.8%
  5,000,000   Goldman Sachs Group LP, 5.65%, 2/9/1998........................     A1+/P1        4,945,069
  5,000,000   Merrill Lynch, 5.63%, 1/2/1998.................................     A1+/P1        4,974,978
  6,000,000   Merrill Lynch, 5.63%, 1/5/1998.................................     A1+/P1        5,967,158
  5,000,000   Merrill Lynch, 5.73%, 1/23/1998................................      A1/P1        4,957,821
  4,500,000   Merrill Lynch, 5.70%, 1/30/1998................................     A1+/P1        4,457,250
                                                                                             ------------
                                                                                               25,302,276
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR                                                                         S&P/MOODY'S
 PRINCIPAL                                                                       RATINGS        VALUE
  AMOUNT                           SECURITY DESCRIPTION                        (UNAUDITED)     (NOTE 2)
-----------   ---------------------------------------------------------------  -----------   ------------
              COMMERCIAL PAPER (CONTINUED)
              CHEMICALS -- 2.3%
$ 5,000,000   Du Pont Chemical, 5.59%, 1/15/1998.............................     A1+/P1     $  4,965,063
  5,000,000   Du Pont Chemical, 5.59%, 1/28/1998.............................     A1+/P1        4,954,969
                                                                                             ------------
                                                                                                9,920,032
                                                                                             ------------
              CONSUMER SERVICES -- 0.9%
  1,275,000   Hasbro Inc., 5.53%, 12/15/1997.................................      A1/P1        1,272,258
  2,800,000   Hasbro Inc., 5.50%, 12/15/1997.................................      A1/P1        2,794,011
                                                                                             ------------
                                                                                                4,066,269
                                                                                             ------------
              DIVERSIFIED -- 4.6%
  5,000,000   General Electric Capital Corp., 5.51%, 12/22/1997..............     A1+/P1        4,983,929
  5,500,000   General Electric Capital Corp., 5.70%, 1/20/1998...............     A1+/P1        5,456,458
  5,000,000   General Electric Capital Corp., 5.71%, 1/22/1998...............     A1+/P1        4,958,761
  5,000,000   General Electric Capital Corp., 5.70%, 1/26/1998...............      A1/P1        4,955,667
                                                                                             ------------
                                                                                               20,354,815
                                                                                             ------------
              ENTERTAINMENT -- 2.3%
 10,000,000   Walt Disney Co., 5.60%, 1/12/1998..............................      A1/P1        9,934,667
                                                                                             ------------
              FINANCIAL SERVICES -- 8.9%
  6,000,000   Associates Credit Corp., 5.51%, 12/2/1997......................     A1+/P1        5,999,082
  4,000,000   Associates Credit Corp., 5.53%, 12/19/1997.....................     A1+/P1        3,988,940
  5,000,000   Associates Credit Corp., 5.53%, 1/6/1998.......................     A1+/P1        4,972,350
  4,000,000   Associates Credit Corp., 5.68%, 1/16/1998......................     A1+/P1        3,970,969
 10,000,000   Commercial Credit Corp., 5.48%, 12/1/1997......................      A1/P1       10,000,000
  5,000,000   Commercial Credit Corp., 5.52%, 12/18/1997.....................      A1/P1        4,986,967
  5,000,000   Commercial Credit Corp., 5.63%, 1/5/1998.......................      A1/P1        4,972,632
                                                                                             ------------
                                                                                               38,890,940
                                                                                             ------------
              FOOD -- 0.9%
  2,000,000   Kellogg Co., 5.53%, 12/2/1997..................................     A1+/P1        1,999,693
  2,000,000   Kellogg Co., 5.58%, 12/17/1997.................................     A1+/P1        1,995,040
                                                                                             ------------
                                                                                                3,994,733
                                                                                             ------------
              HEALTH CARE -- 1.1%
  5,000,000   Abbott Labs, 5.50%, 12/5/1997..................................     A1+/P1        4,996,944
                                                                                             ------------
              MINING -- 0.3%
  1,230,000   Minnesota Mining And Manufacturing, 5.62%, 1/21/1998...........     A1+/P1        1,220,207
                                                                                             ------------
              OIL/GAS -- 4.5%
 10,000,000   Texaco Inc., 5.57%, 12/11/1997.................................      A1/P1        9,984,527
 10,000,000   Texaco Inc., 5.55%, 1/14/1998..................................      A1/P1        9,932,167
                                                                                             ------------
                                                                                               19,916,694
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR                                                                         S&P/MOODY'S
 PRINCIPAL                                                                       RATINGS        VALUE
  AMOUNT                           SECURITY DESCRIPTION                        (UNAUDITED)     (NOTE 2)
-----------   ---------------------------------------------------------------  -----------   ------------
              COMMERCIAL PAPER (CONTINUED)
              PUBLISHING & PRINTING -- 5.2%
$ 5,000,000   Gannett Co., 5.55%, 1/7/1998...................................      A1/P1     $  4,971,479
 10,000,000   Gannett Co., 5.65%, 1/8/1998...................................      A1/P1        9,940,361
  5,000,000   Gannett Co., 5.65%, 1/12/1998..................................      A1/P1        4,967,042
  3,000,000   RR Donnelly & Sons 5.50%, 12/16/1997...........................      A1/P1        2,993,125
                                                                                             ------------
                                                                                               22,872,007
                                                                                             ------------
              RETAIL -- 0.9%
  1,100,000   Toys "R" Us, 5.53%, 12/2/1997..................................      A1/P1        1,099,831
  3,000,000   Toys "R" Us, 5.55%, 12/9/1997..................................      A1/P1        2,996,300
                                                                                             ------------
                                                                                                4,096,131
                                                                                             ------------
              TOTAL COMMERCIAL PAPER (Cost $258,897,035)..................................    258,897,035
                                                                                             ------------
              CORPORATE BONDS -- 2.2%
              AUTOMOTIVE -- 0.6%
  2,800,000   Toyota Motor Credit Corp., 6.80%, 4/15/1998....................    AAA/AAA        2,810,363
                                                                                             ------------
              BANKING -- 1.1%
  5,000,000   Norwest Bank Corp., 6.00%, 10/13/1997..........................    AA-/AA3        5,003,310
                                                                                             ------------
              FINANCIAL SERVICES -- 0.5%
  2,000,000   Associates Credit Corp., 7.25%, 5/15/1998......................    AA-/AA3        2,011,274
                                                                                             ------------
              TOTAL CORPORATE BONDS (Cost $9,824,947).....................................      9,824,947
                                                                                             ------------
              MUNICIPAL BOND -- 2.0%
  8,500,000   Mississippi Business Finance Corp., 5.70%, 12/4/1997 (b).......     A1+/P1        8,500,001
                                                                                             ------------
              TOTAL MUNICIPAL BOND (Cost $8,500,001)......................................      8,500,001
                                                                                             ------------
              U.S. GOVERNMENT AGENCY MORTGAGES -- 22.5%
              FEDERAL FARM CREDIT BANK -- 6.1%
 20,000,000   Federal Farm Credit Bank, 5.33%, 12/1/1997 (b).................    AAA/AAA       20,000,000
  3,000,000   Federal Farm Credit Bank, 5.65%, 2/3/1998......................    AAA/AAA        2,999,571
  4,000,000   Federal Farm Credit Bank, 5.70%, 9/2/1998......................    AAA/AAA        3,995,992
                                                                                             ------------
                                                                                               26,995,563
                                                                                             ------------
              FEDERAL HOME LOAN BANK -- 7.4%
  5,000,000   Federal Home Loan Bank, 5.45%, 5/28/1998.......................    AAA/AAA        4,994,752
  5,000,000   Federal Home Loan Bank, 5.63%, 12/26/1997......................    AAA/AAA        5,000,000
  2,000,000   Federal Home Loan Bank, 5.715%, 3/20/1998......................    AAA/AAA        1,998,572
  2,000,000   Federal Home Loan Bank, 5.73%, 1/27/1998.......................    AAA/AAA        1,999,951
  4,000,000   Federal Home Loan Bank, 5.75%, 2/27/1998.......................    AAA/AAA        4,000,000
  2,500,000   Federal Home Loan Bank, 5.75%, 8/18/1998.......................    AAA/AAA        2,500,000
  4,000,000   Federal Home Loan Bank, 5.80%, 1/21/1998.......................    AAA/AAA        3,999,955
  3,000,000   Federal Home Loan Bank, 5.80%, 6/12/1998.......................    AAA/AAA        2,998,637
  5,000,000   Federal Home Loan Bank, 6.00%, 6/23/1998.......................    AAA/AAA        5,000,873
                                                                                             ------------
                                                                                               32,492,740
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR                                                                         S&P/MOODY'S
 PRINCIPAL                                                                       RATINGS        VALUE
  AMOUNT                           SECURITY DESCRIPTION                        (UNAUDITED)     (NOTE 2)
-----------   ---------------------------------------------------------------  -----------   ------------
              U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
              FEDERAL HOME LOAN MORTGAGE CORP. -- 0.2%
$ 1,000,000   Federal Home Loan Mortgage Corp., 5.40%, 3/16/1998.............    AAA/AAA     $    999,227
                                                                                             ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.6%
  3,675,000   Federal National Mortgage Assoc., 4.95%, 9/30/1998.............    AAA/AAA        3,650,619
  2,000,000   Federal National Mortgage Assoc., 5.16%, 8/26/1998.............    AAA/AAA        1,990,533
  1,100,000   Federal National Mortgage Assoc., 5.19%, 1/8/1998..............    AAA/AAA        1,099,422
  1,000,000   Federal National Mortgage Assoc., 5.24%, 7/15/1998.............    AAA/AAA          996,041
  1,000,000   Federal National Mortgage Assoc., 5.25%, 5/13/1998.............    AAA/AAA          996,892
  1,000,000   Federal National Mortgage Assoc., 5.38%, 1/13/1998.............    AAA/AAA          999,750
  5,000,000   Federal National Mortgage Assoc., 5.50%, 2/18/1998.............    AAA/AAA        4,997,536
  3,000,000   Federal National Mortgage Assoc., 5.60%, 1/16/1998.............    AAA/AAA        2,999,698
  4,000,000   Federal National Mortgage Assoc., 5.63%, 8/14/1998.............    AAA/AAA        3,996,644
  2,900,000   Federal National Mortgage Assoc., 5.77%, 8/25/1998.............    AAA/AAA        2,899,280
                                                                                             ------------
                                                                                               24,626,415
                                                                                             ------------
              STUDENT LOAN MARKETING ASSOCIATION -- 3.2%
  8,000,000   Student Loan Marketing Assoc., 5.54%, 2/25/1998................    AAA/AAA        7,997,075
  2,000,000   Student Loan Marketing Assoc., 5.75%, 1/23/1998................    AAA/AAA        2,000,000
  4,000,000   Student Loan Marketing Assoc., 5.775%, 9/9/1997................    AAA/AAA        3,998,310
                                                                                             ------------
                                                                                               13,995,385
                                                                                             ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $99,109,330)...................     99,109,330
                                                                                             ------------
              U.S. TREASURY NOTES -- 0.2%
  1,000,000   U.S. Treasury Notes, 5.125%, 2/28/1998.........................    AAA/AAA          997,894
                                                                                             ------------
              TOTAL U.S. TREASURY NOTES (Cost $997,894)...................................        997,894
                                                                                             ------------
              U.S. TREASURY STRIPS -- 2.2%
 10,000,000   U.S. Treasury Strips, 5.67%, 5/15/1998.........................    AAA/AAA        9,743,846
                                                                                             ------------
              TOTAL U.S. TREASURY STRIPS (Cost $9,743,846)................................      9,743,846
                                                                                             ------------
              REPURCHASE AGREEMENTS -- 6.5%
 28,595,000   First Union (dated 11/28/97), 5.72%, 12/1/1997 (Proceeds at
              maturity $28,608,630)..........................................                  28,595,000
                                                                                             ------------
              Collateralized by:
              Federal National Mortgage Assoc., Discount Note $29,186,120,
              4/29/1998
              TOTAL REPURCHASE AGREEMENTS (Cost $28,595,000)..............................     28,595,000
                                                                                             ------------
              TOTAL INVESTMENTS (Cost $439,732,844)(a) -- 100.0%..........................    439,732,844
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%...............................        126,763
                                                                                             ------------
              TOTAL NET ASSETS -- 100.0%..................................................   $439,859,607
                                                                                             ============

---------------
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
(b) Variable rate security. Maturity date represents next reset date.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 1997
(Unaudited)

   SHARES
     OR
 PRINCIPAL                                                                                      VALUE
   AMOUNT                                 SECURITY DESCRIPTION                                 (NOTE 2)
------------  -----------------------------------------------------------------------------  ------------
              MORTGAGE-BACKED SECURITIES -- 43.0%
              FEDERAL HOME LOAN MORTGAGE CORP. -- 21.6%
$  1,000,000  Federal Home Loan Mortgage Corp., Series 1675(D), 5.50%, 5/15/2014...........  $    995,940
  10,000,000  Federal Home Loan Mortgage Corp., Series 1590(F), 6.00%, 1/15/2019...........     9,917,800
   4,701,783  Federal Home Loan Mortgage Corp., Series 1414(E), 6.25%, 7/15/2005...........     4,708,130
  10,760,000  Federal Home Loan Mortgage Corp., Series 1407(pf), 6.25%, 10/15/2016.........    10,758,064
                                                                                             ------------
                                                                                               26,379,934
                                                                                             ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.4%
   1,372,229  Federal National Mortgage Assoc., Series 1993-142(A), 5.25%, 9/25/2016.......     1,356,462
   2,000,000  Federal National Mortgage Assoc., Series 1993-73(D), 5.75%, 9/25/2016........     1,984,020
   5,000,000  Federal National Mortgage Assoc., Series 1993-26(E), 6.25%, 4/25/2016........     4,991,150
  10,000,000  Federal National Mortgage Assoc., Series 1993-102(G), 6.25%, 01/25/2020......     9,983,500
   2,163,000  Federal National Mortgage Assoc., Series 1993-10(E), 6.50%, 10/25/2004.......     2,171,890
   5,000,000  Federal National Mortgage Assoc., Series 1994-65(PE), 6.75%, 7/25/2018.......     5,036,450
     474,895  Federal National Mortgage Assoc., Series 1992-108(E), 7.00%, 5/25/2004.......       472,853
     105,770  Federal National Mortgage Assoc., Series 1992-89(G), 7.00%, 9/25/2018........       105,488
                                                                                             ------------
                                                                                               26,101,813
                                                                                             ------------
              TOTAL MORTGAGE-BACKED SECURITIES (Cost $52,410,290)..........................    52,481,747
                                                                                             ------------
              U.S. GOVERNMENT AGENCY MORTGAGES -- 12.6%
              FEDERAL FARM CREDIT BANK -- 1.7%
   2,000,000  Federal Farm Credit Bank, 6.490% 7/19/1999...................................     2,018,240
                                                                                             ------------
              FEDERAL HOME LOAN BANK -- 4.1%
   5,000,000  Federal Home Loan Bank, 6.495% 8/09/2001.....................................     5,073,600
                                                                                             ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 2.9%
   1,500,000  Federal Home Loan Mortgage Corp., 6.395% 5/16/2000...........................     1,516,005
   2,000,000  Federal Home Loan Mortgage Corp., 6.500% 6/8/1998............................     2,002,680
                                                                                             ------------
                                                                                                3,518,658
                                                                                             ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.9%
   1,000,000  Federal National Mortgage Assoc., 5.380% 1/06/1999...........................       993,220
   1,705,000  Federal National Mortgage Assoc., 6.580% 10/02/2001..........................     1,735,895
   2,000,000  Federal National Mortgage Assoc., 6.625% 5/21/2001...........................     2,036,720
                                                                                             ------------
                                                                                                4,765,835
                                                                                             ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $15,191,795)....................    15,376,360
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

   SHARES
     OR
 PRINCIPAL                                                                                      VALUE
   AMOUNT                                 SECURITY DESCRIPTION                                 (NOTE 2)
------------  -----------------------------------------------------------------------------  ------------
              U.S. TREASURY NOTES -- 42.3%
$ 12,000,000  U.S. Treasury Notes, 5.625% 2/28/2001........................................  $ 11,927,040
   6,000,000  U.S. Treasury Notes, 5.875% 4/30/1998........................................     6,008,580
  10,000,000  U.S. Treasury Notes, 5.875% 10/31/1998.......................................    10,013,900
  11,000,000  U.S. Treasury Notes, 6.00% 8/15/1999.........................................    11,035,750
  10,000,000  U.S. Treasury Notes, 6.125% 9/30/2000........................................    10,077,500
   2,500,000  U.S. Treasury Notes, 7.250% 2/15/1998........................................     2,508,200
                                                                                             ------------
              TOTAL U.S. TREASURY NOTES (Cost $51,268,347)                                     51,570,970
                                                                                             ------------
              MONEY MARKET MUTUAL FUNDS -- 1.7%
   2,117,273  AIM Treasury Money Market....................................................     2,117,273
              TOTAL MONEY MARKET MUTUAL FUNDS (Cost $2,117,273)............................     2,117,273
                                                                                             ------------
              TOTAL INVESTMENTS (Cost $120,987,706)(a) -- 99.6%............................   121,546,350
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%................................       448,023
                                                                                             ------------
              TOTAL NET ASSETS -- 100.0%...................................................  $121,994,373
                                                                                             ============

---------------

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation...............................  $565,947
            Unrealized depreciation...............................    (7,303)
                                                                    --------
            Net unrealized appreciation...........................  $558,644
                                                                    =========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                  SECURITY DESCRIPTION                                 (NOTE 2)
-----------   -----------------------------------------------------------------------------  ------------
              CORPORATE BONDS -- 27.3%
              AEROSPACE -- 0.9%
$   250,000   Raytheon Company, 6.50%, 7/15/2005...........................................  $    250,000
    250,000   Raytheon Company, 7.375%, 7/15/2025..........................................       251,250
    250,000   Rockwell International Corporation, 6.625%, 6/1/2005.........................       255,312
    250,000   WMX Corporation, 6.250%, 10/15/2000..........................................       248,438
                                                                                             ------------
                                                                                                1,005,000
                                                                                             ------------
              AUTOMOTIVE -- 1.6%
    500,000   Ford Motor Company, 7.25%, 10/01/2008........................................       526,875
    250,000   Ford Motor Company, 7.125%, 11/15/2025.......................................       255,625
  1,000,000   General Motors Corporation, 7.10%, 3/15/2006.................................     1,037,500
                                                                                             ------------
                                                                                                1,820,000
                                                                                             ------------
              BANKING -- 2.6%
    250,000   Bankers Trust Company, 7.125%, 7/31/2002.....................................       255,313
    500,000   Bankers Trust Company, 7.50%, 11/15/2015.....................................       514,374
    500,000   Chase Manhattan Corporation, 8.00%, 5/1/2005.................................       504,375
    250,000   Chase Manhattan Corporation, 6.50%, 1/15/2009................................       245,625
    250,000   First Bank, N.A., 6.875%, 4/1/2006...........................................       253,438
    250,000   NationsBank Corporation, 6.875%, 2/15/2005...................................       254,688
    350,000   NationsBank Corporation, 7.19%, 7/30/2012....................................       358,750
    500,000   Norwest Bank Corporation, 6.00%, 3/15/2000...................................       498,750
                                                                                             ------------
                                                                                                2,885,313
                                                                                             ------------
              BEVERAGES -- 0.7%
    500,000   Coca-Cola Enterprises, Inc., 6.625%, 8/1/2004................................       507,500
    250,000   Coca-Cola Enterprises, Inc., 6.75%, 9/15/2023................................       245,000
                                                                                             ------------
                                                                                                  752,500
                                                                                             ------------
              CHEMICALS -- 1.3%
    500,000   Air Products & Chemicals, Inc., 7.375%, 5/1/2005.............................       528,750
    750,000   E.I. du Pont de Nemours and Co. 6.00%, 12/1/2001.............................       744,375
    250,000   PPG Industries, Inc., 6.875%, 8/1/2005.......................................       257,500
                                                                                             ------------
                                                                                                1,530,625
                                                                                             ------------
              COMPUTER EQUIPMENT -- 0.4%
    500,000   IBM Credit Corporation, 7.00%, 11/5/2007.....................................       500,625
                                                                                             ------------
              CONSUMER NON-DURABLE -- 0.5%
    250,000   American Home Products, Inc., 7.250%, 3/1/2023...............................       261,250
    250,000   Kimberly-Clark Corporation, 6.875%, 2/15/2014................................       257,500
                                                                                             ------------
                                                                                                  518,750
                                                                                             ------------
              DIVERSIFIED -- 0.6%
    650,000   General Electric Capital Corporation, 6.90%, 9/15/2015.......................       682,500
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                  SECURITY DESCRIPTION                                 (NOTE 2)
-----------   -----------------------------------------------------------------------------  ------------
              CORPORATE BONDS (CONTINUED)
              FINANCIAL SERVICES -- 10.9%
$   500,000   American General Corporation, 6.75%, 6/15/2005...............................  $    503,125
    250,000   American General Corporation, 7.50%, 7/15/2025...............................       266,563
    250,000   Associates Corporation of North America, 6.00%, 3/15/2000....................       249,063
    500,000   Associates Corporation of North America, 6.50%, 8/15/2002....................       502,500
  1,500,000   Associates Credit Corporation, 6.00%, 6/15/2000..............................     1,492,499
    500,000   Bankers Trust, 6.00%, 9/30/1999..............................................       497,500
    500,000   Bear Stearns Company, 6.625%, 10/01/2004.....................................       501,250
    250,000   CIT Group Holdings, 6.375%, 10/01/2002.......................................       249,063
    500,000   Ford Motor Credit Corporation, 6.06%, 12/27/2000.............................       495,625
    250,000   Household Finance Corporation, 6.375%, 6/30/2000.............................       250,625
    500,000   Household Finance Corporation, 6.70%, 6/15/2002..............................       509,375
    500,000   Household Finance Corporation, 6.875%, 3/1/2007..............................       511,250
    500,000   Household Finance Corporation, 7.30%, 7/30/2012..............................       509,375
    500,000   IBM Credit Corporation, 7.00%, 5/29/2001.....................................       512,500
    250,000   International Lease Finance, 6.125%, 11/1/1999...............................       249,688
    500,000   International Lease Finance, 6.20%, 11/6/2000................................       499,375
    500,000   ITT Hartford Corporation, 7.30%, 11/01/2015..................................       515,000
    500,000   Merrill Lynch & Company, 7.00%, 4/27/2008....................................       517,499
    250,000   Merrill Lynch & Company, 6.25%, 10/15/2008...................................       244,063
  1,000,000   Merrill Lynch & Company, 7.15%, 7/30/2012....................................     1,029,999
    250,000   Norwest Corporation, 6.50%, 6/1/2005.........................................       249,688
    500,000   Norwest Financial, Inc., 6.375%, 9/15/2002...................................       501,250
    500,000   Smith Barney Holdings, Inc., 7.50%, 5/1/2002.................................       521,249
    500,000   Smith Barney Holdings, Inc., 6.625%, 7/1/2002................................       503,750
    500,000   The Travelers Group, Inc., 6.125%, 6/15/2000.................................       499,375
    250,000   The Travelers Group, Inc., 6.625%, 9/15/2005.................................       252,500
                                                                                             ------------
                                                                                               12,633,749
                                                                                             ------------
              MACHINERY & EQUIPMENT -- 0.4%
    500,000   John Deere, 6.00%, 2/1/1999..................................................       500,000
                                                                                             ------------
              MANUFACTURING-CONSUMER GOODS -- 0.4%
    500,000   Monsanto Company, 6.00%, 7/1/2000............................................       498,750
                                                                                             ------------
              PHARMACEUTICALS -- 0.2%
    250,000   Eli Lilly & Company, 7.125%, 6/1/2025........................................       264,688
                                                                                             ------------
              RETAIL -- 1.3%
    250,000   J.C. Penney & Company, 6.875%, 10/15/2015....................................       245,625
    250,000   Rite-Aid Corporation, 6.875%, 8/15/2013......................................       246,250
    500,000   Sears, Roebuck & Co., 6.00%, 5/1/2000........................................       496,875
    500,000   Sears Roebuck Acceptance Corporation, 6.70%, 11/15/2006......................       507,500
                                                                                             ------------
                                                                                                1,496,250
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                  SECURITY DESCRIPTION                                 (NOTE 2)
-----------   -----------------------------------------------------------------------------  ------------
              CORPORATE BONDS (CONTINUED)
              RETAIL-GROCERY -- 0.3%
$   300,000   Albertsons, 6.375%, 6/1/2000.................................................  $    301,875
                                                                                             ------------
              TELECOMMUNICATIONS -- 1.3%
    250,000   Motorola, Inc., 6.50%, 3/1/2008..............................................       252,812
    250,000   Northern Telecommunications, 6.875%, 9/1/2023................................       250,938
    250,000   Southwestern Bell Telephone Company, 6.25%, 10/15/2002.......................       249,688
    250,000   Southwestern Bell Telephone Company, 7.20%, 10/15/2026.......................       251,563
    250,000   U.S. West Communications, Inc., 6.375%, 10/15/2002...........................       250,000
    250,000   U.S. West Communications, Inc., 7.50%, 6/15/2023.............................       255,624
                                                                                             ------------
                                                                                                1,510,625
                                                                                             ------------
              TELEPHONE -- 1.1%
    250,000   Chesapeake Bell Telephone Virginia, 7.00%, 7/15/2025.........................       245,938
    250,000   New York Telephone Company, 7.25%, 2/15/2024.................................       250,938
    500,000   Southern New England Telecommunication, Inc., 7.00%, 8/15/2005...............       514,999
    240,000   Southern New England Telecommunication, Inc., 7.125%, 8/1/2007...............       252,000
                                                                                             ------------
                                                                                                1,263,875
                                                                                             ------------
              UTILITIES -- 2.8%
    250,000   Consolidated Edison Company of New York, Inc., 6.625%, 7/1/2005..............       253,437
    250,000   Consolidated Edison Company of New York, Inc., 7.500%, 6/15/2023.............       257,187
    250,000   Duke Power Company, 6.875%, 8/1/2023.........................................       241,875
    225,000   Georgia Power Company, 6.625%, 4/1/2003......................................       226,688
    250,000   Northern States Power Company, 7.125%, 7/1/2025..............................       261,562
    250,000   Pacific Gas & Electric Company, 6.25%, 3/1/2004..............................       249,063
    250,000   Pacific Gas & Electric Company, 7.25%, 8/1/2026..............................       248,438
    250,000   Pacificorp, 6.625%, 6/1/2007.................................................       249,375
    250,000   Public Service Electric & Gas, 6.00%, 5/1/2000...............................       249,063
    250,000   Southern California Edison Company, 6.12%, 6/1/2001..........................       251,563
    250,000   Southern California Edison Company, 6.90%, 10/1/2018.........................       244,063
    500,000   Virginia Electric & Power Company, 6.75%, 2/1/2007...........................       506,874
                                                                                             ------------
                                                                                                3,239,188
                                                                                             ------------
              TOTAL CORPORATE BONDS (Cost $30,792,388).....................................    31,404,313
                                                                                             ------------
              MORTGAGE-BACKED SECURITIES -- 0.1%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
      6,399   Federal National Mortgage Assoc., Pool #106594, 9.00%, 12/01/1997............         6,583
     14,687   Federal National Mortgage Assoc., Pool #114579, 8.00%, 2/01/1998.............        15,093
                                                                                             ------------
                                                                                                   21,676
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                  SECURITY DESCRIPTION                                 (NOTE 2)
-----------   -----------------------------------------------------------------------------  ------------
              MORTGAGE-BACKED SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
$     7,912   Government National Mortgage Assoc., Pool #192407, 9.00%, 1/15/2017..........  $      8,382
     61,169   Government National Mortgage Assoc., Pool #210311, 9.00%, 6/15/2017..........        64,829
     43,622   Government National Mortgage Assoc., Pool #271741, 9.00%, 3/15/2020..........        46,242
                                                                                             ------------
                                                                                                  119,453
                                                                                             ------------
              TOTAL MORTGAGE-BACKED SECURITIES (Cost $139,251).............................       141,129
                                                                                             ------------
              U.S. GOVERNMENT AGENCY MORTGAGES -- 30.6%
              FEDERAL HOME LOAN BANK -- 0.9%
  1,000,000   Federal Home Loan Bank, 7.25%, 3/7/2011......................................       997,730
                                                                                             ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 7.9%
  1,000,000   Federal Home Loan Mortgage Corporation, 7.256%, 9/17/2001....................     1,011,160
  1,000,000   Federal Home Loan Mortgage Corporation, 7.05%, 03/24/2004....................     1,000,030
  2,000,000   Federal Home Loan Mortgage Corporation, 7.520%, 9/1/2005.....................     2,009,720
  1,000,000   Federal Home Loan Mortgage Corporation, 6.970%, 10/3/2005....................     1,014,260
  1,000,000   Federal Home Loan Mortgage Corporation, 7.405%, 4/19/2006....................     1,027,580
  1,000,000   Federal Home Loan Mortgage Corporation, 7.275%, 2/11/2006....................       999,890
  1,000,000   Federal Home Loan Mortgage Corporation, 8.000%, 4/9/2007.....................     1,005,180
  1,000,000   Federal Home Loan Mortgage Corporation, 7.25%, 7/17/2007.....................     1,000,600
                                                                                             ------------
                                                                                                9,068,420
                                                                                             ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.9%
  1,720,000   Federal National Mortgage Association, 6.25%, 11/10/1999.....................     1,720,017
  5,000,000   Federal National Mortgage Association, 7.00%, 5/10/2001......................     5,066,450
  2,000,000   Federal National Mortgage Association, 7.08%, 5/16/2002......................     2,023,320
  2,000,000   Federal National Mortgage Association, 6.23%, 7/18/2002......................     2,011,640
  2,000,000   Federal National Mortgage Association, 7.125%, 2/19/2004.....................     2,001,620
  1,000,000   Federal National Mortgage Association, 7.33%, 4/2/2007.......................     1,036,200
  1,000,000   Federal National Mortgage Association, 7.30%, 5/13/2004......................     1,015,080
  1,000,000   Federal National Mortgage Association, 7.00%, 8/19/2004......................     1,001,980
  2,000,000   Federal National Mortgage Association, 6.49%, 1/19/2006......................     1,983,580
  1,000,000   Federal National Mortgage Association, 7.32%, 5/3/2006.......................     1,024,710
  1,000,000   Federal National Mortgage Association, 7.19%, 11/6/2006......................     1,024,460
  2,000,000   Federal National Mortgage Association, 7.00%, 7/17/2007......................     2,016,760
  1,000,000   Federal National Mortgage Association, 7.67%, 4/6/2011.......................     1,000,370
                                                                                             ------------
                                                                                               22,926,187
                                                                                             ------------
              U.S. GOVERNMENT AGENCY -- 1.9%
    180,606   Small Business Administration Loan Agreements, 12.25%, 11/15/1998............       182,412
  2,000,000   Tennessee Valley Authority, 6.375%, 6/15/2005................................     2,025,000
                                                                                             ------------
                                                                                                2,207,412
                                                                                             ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $34,744,683)....................    35,199,749
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                  SECURITY DESCRIPTION                                 (NOTE 2)
-----------   -----------------------------------------------------------------------------  ------------
              U.S. TREASURY NOTES -- 40.9%
              U.S. TREASURY BONDS -- 18.2%
$10,000,000   U.S. Treasury Bonds, 7.25%, 5/15/2016........................................  $ 11,256,400
  4,000,000   U.S. Treasury Bonds, 7.25%, 8/15/2022........................................     4,563,360
  5,000,000   U.S. Treasury Bonds, 6.25%, 8/15/2023........................................     5,086,400
                                                                                             ------------
                                                                                               20,906,160
                                                                                             ------------
              U.S. TREASURY NOTES -- 22.7%
  3,750,000   U.S. Treasury Notes, 5.875%, 8/15/1998.......................................     3,754,575
  2,500,000   U.S. Treasury Notes, 5.00%, 2/15/1997........................................     2,478,200
  3,000,000   U.S. Treasury Notes, 6.00%, 8/15/1999........................................     3,009,750
  2,500,000   U.S. Treasury Notes, 6.375%, 1/15/2000.......................................     2,529,550
  2,500,000   U.S. Treasury Notes, 5.50%, 4/15/2000........................................     2,483,375
  1,500,000   U.S. Treasury Notes, 6.25%, 5/31/2000........................................     1,515,150
  2,000,000   U.S. Treasury Notes, 6.25%, 2/28/2002........................................     2,028,160
  5,000,000   U.S. Treasury Notes, 6.25%, 6/30/2002........................................     5,075,850
  3,000,000   U.S. Treasury Notes, 7.25%, 8/15/2004........................................     3,226,200
                                                                                             ------------
                                                                                               26,100,810
                                                                                             ------------
              TOTAL U.S. TREASURY NOTES (Cost $45,431,938).................................    47,006,970
                                                                                             ------------
              MONEY MARKET MUTUAL FUNDS -- 0.1%
     65,210   AIM Treasury Money Market....................................................        65,210
                                                                                             ------------
              TOTAL MONEY MARKET MUTUAL FUNDS (Cost $65,210)...............................        65,210
                                                                                             ------------
              TOTAL INVESTMENTS (Cost $111,173,471) (a) -- 99.0%...........................   113,817,371
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%................................     1,159,597
                                                                                             ------------
              TOTAL NET ASSETS -- 100.0%...................................................  $114,976,968
                                                                                             ============

---------------
(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.............................  $2,688,114
            Unrealized depreciation.............................     (44,214)
                                                                  ----------
            Net unrealized appreciation.........................  $2,643,900
                                                                  ==========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 1997
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                                       VALUE
 AMOUNT                                  SECURITY DESCRIPTION                                  (NOTE 2)
---------   -------------------------------------------------------------------------------  ------------
            COMMON STOCKS -- 97.5%
            AEROSPACE/DEFENSE -- 1.1%
   30,000   Boeing Company(b)..............................................................  $  1,593,750
   13,000   Lockheed Martin Corporation....................................................     1,268,313
                                                                                             ------------
                                                                                                2,862,063
                                                                                             ------------
            AUTOMOTIVE -- 2.0%
   32,000   Chrysler Corporation(b)........................................................     1,098,000
   49,000   Ford Motor Company(b)..........................................................     2,107,000
   32,000   General Motors Corporation.....................................................     1,952,000
                                                                                             ------------
                                                                                                5,157,000
                                                                                             ------------
            BANKING -- 6.1%
   30,000   Bank of New York Company, Inc..................................................     1,612,500
   34,000   BankAmerica Corporation........................................................     2,482,000
   18,000   BankBoston Corporation(b)......................................................     1,604,250
   19,000   Chase Manhattan Corporation....................................................     2,063,875
   22,000   Citicorp(b)....................................................................     2,638,624
   30,000   NationsBank Corporation........................................................     1,801,875
   30,000   Suntrust Banks, Inc.(b)........................................................     2,130,000
    5,000   Wells Fargo & Company..........................................................     1,536,250
                                                                                             ------------
                                                                                               15,869,374
                                                                                             ------------
            BEVERAGES -- 3.9%
   27,000   Anheuser Busch Companies, Inc.(b)..............................................     1,166,063
  104,000   Coca-Cola Company..............................................................     6,500,000
   64,000   PepsiCo, Inc...................................................................     2,360,000
                                                                                             ------------
                                                                                               10,026,063
                                                                                             ------------
            BUSINESS EQUIPMENT & SERVICES -- 0.8%
   17,000   Federal Express Corporation(b).................................................     1,140,062
   25,000   Ryder System, Inc..............................................................       907,813
                                                                                             ------------
                                                                                                2,047,875
                                                                                             ------------
            CAPITAL GOODS -- 1.4%
   30,000   Illinois Tool Works, Inc.(b)...................................................     1,644,375
   44,000   Sherwin-Williams Company.......................................................     1,256,750
   20,000   Timken Company.................................................................       708,750
                                                                                             ------------
                                                                                                3,609,875
                                                                                             ------------
            CHEMICALS -- 1.0%
   10,000   Dow Chemical Company(b)........................................................       987,500
   18,000   Praxair, Inc...................................................................       790,875
   20,000   Union Carbide Corporation......................................................       882,500
                                                                                             ------------
                                                                                                2,660,875
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                                       VALUE
 AMOUNT                                  SECURITY DESCRIPTION                                  (NOTE 2)
---------   -------------------------------------------------------------------------------  ------------
            COMMON STOCKS (CONTINUED)
            CLOTHING -- 0.3%
   17,000   Liz Claiborne, Inc.(b)                                                           $    854,250
                                                                                             ------------
            COMPUTER EQUIPMENT -- 2.5%
   21,000   Computer Associates International, Inc.(b).....................................     1,093,313
   68,000   Intel Corporation(b)...........................................................     5,278,500
                                                                                             ------------
                                                                                                6,371,813
                                                                                             ------------
            COMPUTER SOFTWARE -- 4.0%
   21,000   Adobe Systems, Inc.(b).........................................................       882,000
   30,000   Cisco Systems, Inc.(b).........................................................     2,587,500
   49,000   Microsoft Corporation..........................................................     6,933,499
                                                                                             ------------
                                                                                               10,402,999
                                                                                             ------------
            COMPUTERS -- 4.2%
   33,000   Compaq Computer Corporation(b).................................................     2,060,438
   15,000   Dell Computer Corporation(b)...................................................     1,262,813
   44,000   Hewlett Packard Company(b).....................................................     2,686,749
   44,000   International Business Machines Corporation....................................     4,820,749
                                                                                             ------------
                                                                                               10,830,749
                                                                                             ------------
            CONSUMER DURABLES -- 0.1%
   11,000   Maytag Corporation.............................................................       355,438
                                                                                             ------------
            CONSUMER DURABLES -- AUTO RELATED -- 0.2%
   11,000   Dana Corporation(b)............................................................       514,250
                                                                                             ------------
            CONSUMER NON-DURABLE -- 3.9%
   28,000   Colgate-Palmolive Company......................................................     1,870,750
   33,000   ConAgra, Inc.(b)...............................................................     1,185,938
   31,000   Gillette Company...............................................................     2,861,687
   33,000   Kimberly-Clark Corporation.....................................................     1,718,063
   20,000   Premark International, Inc.....................................................       522,500
   25,000   Wrigley (WM.) Jr. Company......................................................     1,978,125
                                                                                             ------------
                                                                                               10,137,063
                                                                                             ------------
            CONSUMER SERVICES -- 1.6%
   10,000   Dow Jones & Company, Inc.......................................................       505,625
   41,000   Mattel, Inc....................................................................     1,642,563
   60,000   Meredith Corporation...........................................................     2,092,500
                                                                                             ------------
                                                                                                4,240,688
                                                                                             ------------
            DIVERSIFIED -- 3.8%
  132,000   General Electric Company.......................................................     9,735,000
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                                       VALUE
 AMOUNT                                  SECURITY DESCRIPTION                                  (NOTE 2)
---------   -------------------------------------------------------------------------------  ------------
            COMMON STOCKS (CONTINUED)
            ELECTRONICS -- 0.4%
   20,000   National Service Industries, Inc...............................................  $    936,250
                                                                                             ------------
            ENERGY -- 7.9%
   23,000   Amoco Corporation(b)...........................................................     2,070,000
   31,000   Chevron Corporation............................................................     2,485,813
  102,000   Exxon Corporation..............................................................     6,221,999
   38,000   Halliburton Company............................................................     2,049,625
   40,000   Mobil Corporation(b)...........................................................     2,877,500
   90,000   Royal Dutch Petroleum -- New York Shares ADR...................................     4,741,875
                                                                                             ------------
                                                                                               20,446,812
                                                                                             ------------
            ENTERTAINMENT -- 1.1%
   30,000   The Walt Disney Company(b).....................................................     2,848,125
                                                                                             ------------
            FINANCE -- BROKERS -- 1.6%
   19,000   Merrill Lynch..................................................................     1,333,563
   54,000   The Travelers Group, Inc.......................................................     2,727,000
                                                                                             ------------
                                                                                                4,060,563
                                                                                             ------------
            FINANCIAL SERVICES -- 4.1%
   31,000   American Express Company.......................................................     2,445,124
   54,000   Federal Home Loan Mortgage Corporation.........................................     2,227,500
   49,000   Federal National Mortgage Association..........................................     2,587,812
   22,000   Green Tree Financial Corporation(b)............................................       673,750
   39,000   Morgan Stanley Dean Witter Discover............................................     2,118,188
   15,000   SunAmerica, Inc................................................................       607,500
                                                                                             ------------
                                                                                               10,659,874
                                                                                             ------------
            FOOD -- 1.2%
   20,000   Hershey Foods Corporation......................................................     1,227,500
   32,000   Unilever NV. -- New York Shares ADR............................................     1,858,000
                                                                                             ------------
                                                                                                3,085,500
                                                                                             ------------
            HEALTH CARE -- 10.0%
   34,000   Abbott Laboratories(b).........................................................     2,210,000
   25,000   American Home Products Corp....................................................     1,746,875
   21,000   Baxter International, Inc.(b)..................................................     1,063,125
   40,000   Bristol-Meyers Squibb Company..................................................     3,745,000
   55,000   Johnson & Johnson, Inc.........................................................     3,461,563
   11,000   Manor Care, Inc................................................................       387,750
   48,000   Merck & Company, Inc...........................................................     4,539,000

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                                       VALUE
 AMOUNT                                  SECURITY DESCRIPTION                                  (NOTE 2)
---------   -------------------------------------------------------------------------------  ------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE (CONTINUED)
   84,000   Schering-Plough Corporation....................................................  $  5,265,749
   22,000   Warner Lambert Company.........................................................     3,077,250
                                                                                             ------------
                                                                                               25,496,312
                                                                                             ------------
            INSURANCE -- 2.5%
   29,000   Allstate Corporation...........................................................     2,490,375
   33,000   American International Group, Inc.(b)..........................................     3,326,813
   12,000   MGIC Investment Corporation....................................................       701,250
                                                                                             ------------
                                                                                                6,518,438
                                                                                             ------------
            LEISURE -- 0.4%
   18,000   King World Productions, Inc....................................................       978,750
                                                                                             ------------
            MACHINERY & EQUIPMENT -- 0.5%
   20,000   Caterpillar, Inc.(b)...........................................................       958,750
    7,000   Harnischfeger Industries, Inc.(b)..............................................       267,313
                                                                                             ------------
                                                                                                1,226,063
                                                                                             ------------
            MANUFACTURING -- 0.4%
   30,000   Black & Decker Corporation.....................................................     1,102,500
                                                                                             ------------
            MULTI INDUSTRY -- 2.1%
   30,000   Allied-Signal, Inc.(b).........................................................     1,113,750
   12,000   Lowes Corporation(b)...........................................................     1,273,500
   38,000   Textron, Inc...................................................................     2,246,750
   29,000   Whitman Corporation............................................................       763,063
                                                                                             ------------
                                                                                                5,397,063
                                                                                             ------------
            OIL/GAS -- 0.4%
   15,000   Helmerich & Payne, Inc.........................................................     1,140,938
                                                                                             ------------
            PHARMACEUTICALS -- 4.0%
   46,000   Eli Lilly & Company(b).........................................................     2,900,875
   48,000   Pfizer, Inc....................................................................     3,492,000
   53,000   Procter & Gamble Company.......................................................     4,044,562
                                                                                             ------------
                                                                                               10,437,437
                                                                                             ------------
            RAILROADS -- 0.5%
   39,000   Norfolk Southern Corporation...................................................     1,240,688
                                                                                             ------------
            RAW MATERIALS -- 2.6%
   14,000   Aluminum Company Of America(b).................................................       941,500
   22,000   Avery-Dennison Corporation.....................................................       921,250

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                                       VALUE
 AMOUNT                                  SECURITY DESCRIPTION                                  (NOTE 2)
---------   -------------------------------------------------------------------------------  ------------
            COMMON STOCKS (CONTINUED)
            RAW MATERIALS (CONTINUED)
   26,000   Cyprus Amax Minerals Company...................................................  $    476,125
   45,000   E.I. du Pont de Nemours and Co.................................................     2,725,312
   17,000   Ecolab, Inc....................................................................       867,000
   17,000   Hercules, Inc.(b)..............................................................       825,563
                                                                                             ------------
                                                                                                6,756,750
                                                                                             ------------
            RETAIL -- 5.0%
   23,000   Circuit City Stores, Inc.(b)...................................................       754,688
   27,000   Gap, Inc.(b)...................................................................     1,449,563
   20,000   J.C. Penney Company............................................................     1,285,000
   30,000   McDonalds Corporation..........................................................     1,455,000
   20,000   Sears, Roebuck & Company.......................................................       916,250
   96,000   Wal-Mart Stores, Inc...........................................................     3,833,999
   98,000   Walgreen Company...............................................................     3,154,374
                                                                                             ------------
                                                                                               12,848,874
                                                                                             ------------
            SHELTER -- 0.5%
   18,000   Armstrong World Industries, Inc.(b)............................................     1,240,875
                                                                                             ------------
            TECHNOLOGY -- 3.3%
   29,000   Andrew Corporation.............................................................       768,500
   19,000   Ceridian Corporation...........................................................       833,625
   50,000   Loral Space & Communications Ltd...............................................     1,109,375
   29,000   Northrop Grumman Corporation...................................................     3,269,750
   27,000   Raytheon Company(b)............................................................     1,510,313
   19,000   Rockwell International Corporation.............................................       926,250
                                                                                             ------------
                                                                                                8,417,813
                                                                                             ------------
            TELECOMMUNICATIONS -- 7.8%
   26,000   Ameritech Corporation(b).......................................................     2,003,625
   64,000   AT & T Corporation(b)..........................................................     3,575,999
   27,000   Bell Atlantic Corporation......................................................     2,409,750
   42,000   BellSouth Corporation(b).......................................................     2,299,500
   42,000   GTE Corporation................................................................     2,123,625
   23,000   Lucent Technologies, Inc.(b)...................................................     1,842,875
   27,000   Motorola, Inc..................................................................     1,697,625
   37,000   SBC Communications, Inc........................................................     2,694,063
   28,000   Sprint Corporation.............................................................     1,639,750
                                                                                             ------------
                                                                                               20,286,812
                                                                                             ------------
            TEXTILES AND APPAREL -- 0.2%
   10,000   V.F. Corporation...............................................................       461,875
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                                       VALUE
 AMOUNT                                  SECURITY DESCRIPTION                                  (NOTE 2)
---------   -------------------------------------------------------------------------------  ------------
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION & SHIPPING -- 0.4%
   12,000   Burlington Northern Santa Fe Corporation.......................................  $  1,098,000
                                                                                             ------------
            UTILITIES -- 1.0%
   50,000   Entergy Corporation(b).........................................................     1,300,000
   52,000   Firstenergy Corporation........................................................     1,404,000
                                                                                             ------------
                                                                                                2,704,000
                                                                                             ------------
            UTILITIES -- ELECTRIC -- 2.7%
   45,000   Consolidated Edison Company of New York, Inc...................................     1,698,750
   46,000   Detroit Edison Company.........................................................     1,509,375
   39,000   Pacific Enterprises............................................................     1,379,625
  100,000   Southern Company...............................................................     2,400,000
                                                                                             ------------
                                                                                                6,987,750
                                                                                             ------------
            TOTAL COMMON STOCKS (Cost $142,334,754)                                           252,053,437
                                                                                             ------------
            MONEY MARKET MUTUAL FUNDS -- 2.5%
6,571,401   AIM Treasury Money Market......................................................     6,571,401
                                                                                             ------------
            TOTAL MONEY MARKET MUTUAL FUNDS (Cost $6,571,401)..............................     6,571,401
                                                                                             ------------
            TOTAL INVESTMENTS (Cost $148,906,155)(a) -- 100.0%.............................   258,624,838
            OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%.....................................       128,916
                                                                                             ------------
            TOTAL NET ASSETS -- 100.0%.....................................................  $258,753,754
                                                                                             ============

---------------
ADR -- American Depository Receipt.
(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation...........................  $110,704,783
            Unrealized depreciation...........................      (986,100)
                                                                ------------
            Net unrealized appreciation.......................  $109,718,683
                                                                =============

(b) Non-income producing securities.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                 SECURITY DESCRIPTION                                  (NOTE 2)
-----------   ---------------------------------------------------------------------------    ------------
              COMMON STOCKS -- 94.9%
              ADVERTISING -- 1.1%
     23,000   Omnicom Group, Inc.(b).....................................................    $  1,704,875
                                                                                             ------------
              AEROSPACE/DEFENSE -- 0.9%
     24,000   Precision Castparts Corporation............................................       1,425,000
                                                                                             ------------
              AUTO PARTS -- 1.2%
     56,000   Kaydon Corporation(b)......................................................       1,844,500
                                                                                             ------------
              BANKING -- 1.6%
     77,000   City National Corporation..................................................       2,502,500
                                                                                             ------------
              BANKING & FINANCIAL SERVICES -- 1.3%
     42,000   Pacific Century............................................................       2,142,000
                                                                                             ------------
              BUILDING PRODUCTS -- 2.1%
     30,000   Carlisle Company(b)........................................................       1,275,000
     20,000   Vulcan Materials Company(b)................................................       2,033,750
                                                                                             ------------
                                                                                                3,308,750
                                                                                             ------------
              BUSINESS EQUIPMENT & SERVICES -- 2.7%
     82,500   Comdisco, Inc..............................................................       2,413,125
     57,000   Manpower, Inc..............................................................       1,916,625
                                                                                             ------------
                                                                                                4,329,750
                                                                                             ------------
              CAPITAL GOODS -- 3.7%
     80,000   American Power Conversion Corporation......................................       2,429,999
     30,000   Avnet, Inc.................................................................       1,987,500
     29,000   Kennametal, Inc.(b)........................................................       1,527,938
                                                                                             ------------
                                                                                                5,945,437
                                                                                             ------------
              CHEMICALS -- 2.1%
     13,000   IMC Global, Inc............................................................         409,500
     43,000   Olin Corporation(b)........................................................       2,128,500
     36,100   Wellman, Inc.(b)...........................................................         764,869
                                                                                             ------------
                                                                                                3,302,869
                                                                                             ------------
              COMMERCIAL SERVICES -- 1.1%
    115,000   Olsten Corporation(b)......................................................       1,710,625
                                                                                             ------------
              COMPUTER EQUIPMENT -- 2.0%
    120,000   Quantum Corporation(b).....................................................       3,195,000
                                                                                             ------------
              COMPUTER SOFTWARE -- 3.1%
     30,000   BMC Software, Inc..........................................................       1,946,250
     76,500   Cadence Design Systems, Inc................................................       1,931,625
     54,200   Reynolds & Reynolds Company(b).............................................       1,036,575
                                                                                             ------------
                                                                                                4,914,450
                                                                                             ------------
              CONSUMER DURABLES -- 1.2%
     72,000   Harley-Davidson, Inc.......................................................       1,903,500
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                 SECURITY DESCRIPTION                                  (NOTE 2)
-----------   ---------------------------------------------------------------------------    ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER NON-DURABLE -- 3.8%
     92,700   Coca-Cola Enterprises, Inc.................................................    $  2,833,143
     56,800   IBP, Inc.(b)...............................................................       1,295,750
     37,533   Lancaster Colony Corporation...............................................       1,876,650
                                                                                             ------------
                                                                                                6,005,543
                                                                                             ------------
              CONSUMER SERVICES -- 0.4%
     28,500   Banta Corporation..........................................................         712,500
                                                                                             ------------
              DRUGS -- 1.0%
     70,000   Mylan Laboratories(b)......................................................       1,553,125
                                                                                             ------------
              ELECTRICAL EQUIPMENT -- 0.3%
     20,000   Ametek, Inc................................................................         475,000
                                                                                             ------------
              ELECTRONIC COMPONENTS/INSTRUMENTS -- 0.9%
     65,000   Vishay International.......................................................       1,377,188
                                                                                             ------------
              ELECTRONICS -- 2.8%
     24,000   Analog Devices, Inc........................................................         753,000
     62,000   Arrow Electronics, Inc.....................................................       1,898,750
     36,000   Sundstrand Corporation(b)..................................................       1,847,250
                                                                                             ------------
                                                                                                4,499,000
                                                                                             ------------
              ENERGY -- 2.6%
     40,000   Smith International, Inc.(b)...............................................       2,560,000
     48,600   Tosco Corporation(b).......................................................       1,582,538
                                                                                             ------------
                                                                                                4,142,538
                                                                                             ------------
              ENVIRONMENTAL SERVICES -- 0.5%
     24,000   U.S.A. Waste Services Inc.(b)..............................................         793,500
                                                                                             ------------
              FINANCIAL SERVICES -- 11.2%
     37,200   AFLAC, Inc.................................................................       1,715,850
     64,139   Bear Stearns Companies, Inc................................................       2,661,769
     21,800   Crestar Financial Corporation..............................................       1,119,975
     84,000   Edwards (A.G.), Inc........................................................       2,845,500
     78,300   First Security Corporation(b)..............................................       2,652,413
     33,000   Franklin Resources, Inc....................................................       2,965,874
     85,500   Paine Webber Group, Inc....................................................       2,874,937
     32,000   Regions Financial Corp.(b).................................................       1,236,000
                                                                                             ------------
                                                                                               18,072,318
                                                                                             ------------
              FOOD -- 0.4%
     20,000   Interstate Bakeries Corporation(b).........................................         691,250
                                                                                             ------------
              FOREST PRODUCTS -- 0.2%
      7,000   Consolidated Papers, Inc...................................................         377,125
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                 SECURITY DESCRIPTION                                  (NOTE 2)
-----------   ---------------------------------------------------------------------------    ------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- 3.8%
     30,000   Beckman Instruments, Inc...................................................    $  1,173,750
     21,900   Datascope Corporation......................................................         559,819
     37,000   HealthCare COMPARE Corporation.............................................       1,928,625
     62,000   Stryker Corporation........................................................       2,441,249
                                                                                             ------------
                                                                                                6,103,443
                                                                                             ------------
              INDUSTRIAL GOODS & SERVICES -- 0.6%
     24,000   HARSCO Corporation(b)......................................................         951,000
                                                                                             ------------
              INSURANCE -- 0.9%
     26,325   Mercantile Bancorporation..................................................       1,368,900
                                                                                             ------------
              MANUFACTURING -- 3.0%
     48,000   Callaway Golf..............................................................       1,530,000
     17,600   Danaher Corporation........................................................       1,034,000
     51,000   Leggett & Platt, Inc.(b)...................................................       2,193,000
                                                                                             ------------
                                                                                                4,757,000
                                                                                             ------------
              MEDICAL-HOSPITAL SERVICES -- 0.8%
     56,000   Vencor, Inc.(b)............................................................       1,358,000
                                                                                             ------------
              METALS -- 0.5%
     10,700   Brush Wellman, Inc.........................................................         254,125
     24,300   Hanna (M.A.) Company(b)....................................................         599,906
                                                                                             ------------
                                                                                                  854,031
                                                                                             ------------
              OIL/GAS -- 0.9%
     47,000   Valero Energy(b)...........................................................       1,474,625
                                                                                             ------------
              OIL/GAS EXPLORATION -- 1.6%
     13,000   BJ Services Company........................................................         933,563
     43,400   Ensco International, Inc.(b)...............................................       1,551,550
                                                                                             ------------
                                                                                                2,485,113
                                                                                             ------------
              PHARMACEUTICALS -- 1.5%
     80,000   Watson Pharmaceutical, Inc.(b).............................................       2,380,000
                                                                                             ------------
              PUBLISHING & PRINTING -- 1.2%
     20,000   Belo (A.H.) Corporation -- Common Series A.................................         986,250
      2,000   Washington Post Company....................................................         910,500
                                                                                             ------------
                                                                                                1,896,750
                                                                                             ------------
              RAILROADS -- 0.6%
     20,000   Trinity Industries(b)......................................................         907,500
                                                                                             ------------
              RAW MATERIALS -- 1.2%
     36,000   Cleveland Cliffs, Inc......................................................       1,552,500
     11,220   Ultramar Diamond Shamrock Corporation(b)...................................         341,509
                                                                                             ------------
                                                                                                1,894,009
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                 SECURITY DESCRIPTION                                  (NOTE 2)
-----------   ---------------------------------------------------------------------------    ------------
              COMMON STOCKS (CONTINUED)
              RESTAURANTS -- 1.0%
     52,500   Outback Steakhouse(b)......................................................    $  1,571,719
                                                                                             ------------
              RETAIL -- 7.6%
     55,000   BJ's Wholesale Club, Inc.(b)...............................................       1,601,875
    118,000   Claire's Stores, Inc.......................................................       2,669,750
     91,796   Dollar General Corporation(b)..............................................       3,453,824
     34,800   Hannaford Brothers Company(b)..............................................       1,398,525
     55,000   Homebase, Inc.(b)..........................................................         460,625
     60,000   Mac Frugal's Bargains Close-Outs, Inc.(b)..................................       2,572,500
                                                                                             ------------
                                                                                               12,157,099
                                                                                             ------------
              RETAIL-SPECIAL LINE -- 0.7%
     40,000   Staples, Inc.(b)...........................................................       1,127,500
                                                                                             ------------
              SHELTER -- 1.2%
    119,375   Clayton Homes, Inc.(b).....................................................       1,962,227
                                                                                             ------------
              TECHNOLOGY -- 2.5%
     83,000   International Game Technologies(b).........................................       2,075,000
     32,000   Varian Associates, Inc.(b).................................................       1,848,000
                                                                                             ------------
                                                                                                3,923,000
                                                                                             ------------
              TELECOMMUNICATIONS -- 0.3%
     17,000   Alliant Communications, Inc. Class A.......................................         514,250
                                                                                             ------------
              TELECOMMUNICATIONS -- SERVICE AND EQUIPMENT -- 0.6%
     25,000   ADC Telecommunications Inc.................................................         929,688
                                                                                             ------------
              TEXTILES -- 2.1%
     46,000   Jones Apparel Group, Inc...................................................       2,242,500
     28,700   Unifi, Inc.(b).............................................................       1,090,600
                                                                                             ------------
                                                                                                3,333,100
                                                                                             ------------
              TRANSPORTATION -- 2.3%
     45,000   Illinois Central Corporation(b)............................................       1,622,813
     37,000   Tidewater, Inc.............................................................       2,074,312
                                                                                             ------------
                                                                                                3,697,125
                                                                                             ------------
              TRANSPORTATION & SHIPPING -- 0.8%
     44,000   Atlantic Southeast Airlines................................................       1,303,500
                                                                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                      VALUE
  AMOUNT                                 SECURITY DESCRIPTION                                  (NOTE 2)
-----------   ---------------------------------------------------------------------------    ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 11.0%
     38,000   Central Louisiana Electric.................................................    $  1,104,375
     42,000   Century Telephone Enterprises..............................................       1,934,624
     38,000   CMS Energy Corporation(b)..................................................       1,496,250
     61,000   Delmarva Power & Light Company(b)..........................................       1,288,625
     60,000   Illinova Corporation(b)....................................................       1,451,250
     34,000   MCN Corporation............................................................       1,298,375
     34,000   New England Electric System(b).............................................       1,402,500
     55,000   New York Gas & Electric Company(b).........................................       1,691,250
     32,000   NIPSCO Industries, Inc.(b).................................................       1,498,000
     25,000   Oklahoma Gas & Electric Company(b).........................................       1,271,875
     33,000   Pinnacle West Capital(b)...................................................       1,272,563
     42,000   Public Service of New Mexico Company(b)....................................         858,375
     45,000   Scana Corporation(b).......................................................       1,243,125
                                                                                             ------------
                                                                                               17,811,187
                                                                                             ------------
              TOTAL COMMON STOCKS (Cost $98,381,086).....................................     151,689,109
                                                                                             ------------
              MONEY MARKET MUTUAL FUNDS -- 3.2%
  5,095,198   AIM Treasury Money Market..................................................       5,095,198
                                                                                             ------------
              TOTAL MONEY MARKET MUTUAL FUNDS (Cost $5,095,198)..........................       5,095,198
                                                                                             ------------
              U.S. TREASURY BILLS -- 1.9%
  3,000,000   U.S. Treasury Bills, 5.17%, 2/5/1998.......................................       2,971,978
                                                                                             ------------
              TOTAL U.S. TREASURY BILLS (Cost $2,971,978)................................       2,971,978
                                                                                             ------------
              TOTAL INVESTMENTS (Cost $106,448,261) (a) -- 100.0%........................     159,756,285
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%..............................          32,231
                                                                                             ------------
              TOTAL NET ASSETS -- 100.0%.................................................    $159,788,516
                                                                                             ============

---------------
(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $56,154,459
            Unrealized depreciation............................   (2,846,435)
                                                                 -----------
            Net unrealized appreciation........................  $53,308,024
                                                                 ============

(b) Non-income producing securities.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP FUND
Schedule of Portfolio Investments
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                       VALUE
  AMOUNT                                   SECURITY DESCRIPTION                                (NOTE 2)
-----------   ------------------------------------------------------------------------------  -----------
              COMMON STOCKS -- 95.9%
              BUSINESS EQUIPMENT & SERVICES -- 6.9%
     23,000   ADVO, Inc.(b).................................................................  $   500,250
      7,000   Franklin Covey Company........................................................      148,313
     15,000   Insurance Auto Auctions(b)....................................................      165,000
     15,000   Jack Henry & Associates.......................................................      378,750
      3,000   Kronos, Inc.(b)...............................................................       93,750
      5,000   National Computer Systems, Inc.(b)............................................      182,500
     12,000   New England Business Services, Inc.(b)........................................      380,250
     20,000   OHM Corporation(b)............................................................      170,000
     35,000   Paxar Corporation(b)..........................................................      524,999
      7,500   Stone & Webster, Inc..........................................................      351,563
     10,000   Zebra Technologies............................................................      318,750
                                                                                              -----------
                                                                                                3,214,125
                                                                                              -----------
              CAPITAL GOODS -- 7.8%
     33,000   Dravo Group Corporation(b)....................................................      327,938
      1,500   Hadco Corporation.............................................................       93,000
     14,500   Kent Electronics Corporation(b)...............................................      485,750
     10,000   Lone Star Industries Corporation(b)...........................................      521,250
     22,000   Manitowoc Company, Inc.(b)....................................................      732,874
     12,000   Methode Electronics(b)........................................................      195,000
     19,000   Pacific Scientific Company(b).................................................      301,625
     10,000   Regal-Beloit Corporation(b)...................................................      271,875
     15,000   Texas Industries, Inc.(b).....................................................      698,438
                                                                                              -----------
                                                                                                3,627,750
                                                                                              -----------
              CONSUMER DURABLES -- 2.1%
     15,000   A.O. Smith Corporation(b).....................................................      638,438
     35,000   TBC Corporation...............................................................      354,375
                                                                                              -----------
                                                                                                  992,813
                                                                                              -----------
              CONSUMER NON-DURABLE -- 7.6%
     19,000   BMC Industries, Inc.(b).......................................................      352,688
     18,000   Kellwood Company(b)...........................................................      617,625
     25,000   Nautica Enterprises, Inc.(b)..................................................      701,562
     15,000   Russ Berrie & Company, Inc....................................................      448,125
     15,000   Smithfield Foods, Inc.(b).....................................................      530,625
     11,000   St. John Knits, Inc...........................................................      420,063
     20,000   Wolverine World Wide, Inc.....................................................      456,250
                                                                                              -----------
                                                                                                3,526,938
                                                                                              -----------
              CONSUMER SERVICES -- 3.4%
     10,000   Bell Sports...................................................................       83,750
     12,500   Marcus Corporation(b).........................................................      353,125
     15,000   Merrill Corporation(b)........................................................      301,875

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                       VALUE
  AMOUNT                                   SECURITY DESCRIPTION                                (NOTE 2)
-----------   ------------------------------------------------------------------------------  -----------
              COMMON STOCKS (CONTINUED)
              CONSUMER SERVICES (CONTINUED)
     10,000   Nelson (Thomas), Inc.(b)......................................................  $   113,125
     10,000   Prime Hospitality Corporation.................................................      191,250
     17,500   Valassis Communications, Inc.(b)..............................................      526,094
                                                                                              -----------
                                                                                                1,569,219
                                                                                              -----------
              ENERGY -- 5.7%
     10,000   Camco International, Inc.(b)..................................................      627,500
     28,000   Input/Output, Inc.(b).........................................................      724,500
     20,000   Oceaneering International, Inc.(b)............................................      412,500
      6,300   Seitel, Inc.(b)...............................................................      242,550
      2,500   Tuboscope, Inc.(b)............................................................       61,563
     30,000   Vintage Petroleum, Inc.(b)....................................................      581,250
                                                                                              -----------
                                                                                                2,649,863
                                                                                              -----------
              FINANCIAL SERVICES -- 15.4%
     10,000   Allied Group, Inc.(b).........................................................      409,375
     15,000   American Bankers Insurance Group(b)...........................................      607,500
     25,000   AMRESCO, Inc.(b)..............................................................      700,000
     10,000   Arthur J. Gallagher & Company.................................................      357,500
      7,500   Capital Re Corporation(b).....................................................      420,469
     10,000   CMAC Investment Corporation...................................................      519,375
     16,000   Enhance Financial Services Corporation(b).....................................      893,999
     17,000   Fremont General Corporation...................................................      781,999
     20,000   Frontier Insurance Group, Inc.(b).............................................      481,250
     15,000   Orion Capital.................................................................      675,938
     10,000   Protective Life Corporation...................................................      561,250
     11,000   Provident Financial Group.....................................................      495,000
      4,100   Selective Insurance Group, Inc.(b)............................................      206,538
                                                                                              -----------
                                                                                                7,110,193
                                                                                              -----------
              HEALTH CARE -- 10.8%
      5,000   ADAC Laboratories(b)..........................................................      104,375
     28,000   Alpharma, Inc.................................................................      640,500
     17,000   ICN Pharmaceuticals, Inc.(b)..................................................      840,437
     26,000   Integrated Health Services(b).................................................      791,374
     10,600   Lincare Holdings, Inc.........................................................      596,250
      3,284   Paragon Health Network(b).....................................................      170,358
     15,000   Patterson Dental Company(b)...................................................      615,938
      4,300   Safeskin Corporation..........................................................      204,788
     28,000   Sola International, Inc.(b)...................................................      846,999
     10,000   Tecnol Medical Products, Inc..................................................      219,219
                                                                                              -----------
                                                                                                5,030,238
                                                                                              -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                       VALUE
  AMOUNT                                   SECURITY DESCRIPTION                                (NOTE 2)
-----------   ------------------------------------------------------------------------------  -----------
              COMMON STOCKS (CONTINUED)
              RAW MATERIALS -- 3.4%
      4,000   Cambrex Corporation(b)........................................................  $   181,500
     15,000   Chemed Corporation............................................................      586,875
      2,000   Macdermid, Inc.(b)............................................................      143,000
     10,000   Mueller Industries, Inc(b)....................................................      465,625
     11,000   Quaker Chemical Corporation(b)................................................      206,938
                                                                                              -----------
                                                                                                1,583,938
                                                                                              -----------
              RETAIL -- 7.6%
     10,000   Cash America International....................................................      125,000
     25,000   Cato Corporation..............................................................      231,250
     18,000   CKE Restaurants, Inc..........................................................      676,125
     15,000   Dress Barn, Inc...............................................................      386,250
     20,000   Foodmanker, Inc.(b)...........................................................      310,000
     15,000   Landry's Seafood Restaurants, Inc.(b).........................................      421,875
     15,000   Men's Wearhouse(b)............................................................      526,875
     22,000   Ross Stores, Inc.(b)..........................................................      858,000
                                                                                              -----------
                                                                                                3,535,375
                                                                                              -----------
              SHELTER -- 2.7%
     16,000   Continental Home Builders Corporation(b)......................................      521,000
      7,500   Ethan Allen Interiors, Inc....................................................      288,750
      9,000   Oakwood Homes Corporation(b)..................................................      270,000
      8,000   Ryland Group Incorporated(b)..................................................      174,500
                                                                                              -----------
                                                                                                1,254,250
                                                                                              -----------
              TECHNOLOGY -- 14.6%
      5,000   Alliant Techsystems, Inc.(b)..................................................      297,188
     25,000   BE Aerospace, Inc.............................................................      790,625
     20,000   Benchmark Electronics, Inc....................................................      562,500
     15,000   Boston Technology, Inc.(b)....................................................      322,500
     30,000   Digital Microwave(b)..........................................................      472,500
     30,000   Kemet Corporation(b)..........................................................      708,750
     20,000   Kulicke & Soffa Industries(b).................................................      551,250
     30,000   Microage, Inc.(b).............................................................      603,750
     20,000   Novellus Systems..............................................................      752,500
     25,000   Plexus Corporation............................................................      665,625
      4,000   Progress Software Corporation(b)..............................................       82,500
     20,000   Tech Data Corporation(b)......................................................      807,499
      4,000   Watkins-Johnson Company.......................................................      125,000
                                                                                              -----------
                                                                                                6,742,187
                                                                                              -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP FUND
Schedule of Portfolio Investments (continued)
November 30, 1997
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                                       VALUE
  AMOUNT                                   SECURITY DESCRIPTION                                (NOTE 2)
-----------   ------------------------------------------------------------------------------  -----------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION & SHIPPING -- 3.1%
     25,000   Arkansas Best Corporation(b)..................................................  $   275,000
     18,750   Comair Holdings, Inc.(b)......................................................      414,844
     12,500   M.S. Carriers, Inc.(b)........................................................      301,563
     15,000   U.S. Freightways Corporation(b)...............................................      461,249
                                                                                              -----------
                                                                                                1,452,656
                                                                                              -----------
              UTILITIES -- 4.8%
      9,000   Central Hudson Gas and Electric Corporation(b)................................      346,500
     11,000   Commonwealth Energy Systems Company(b)........................................      314,188
      5,400   Connecticut Energy Corporation(b).............................................      139,725
     15,000   Eastern Utilities Association(b)..............................................      360,000
      9,000   Orange & Rockland Utilities...................................................      359,438
     11,500   Piedmont Natural Gas Company, Inc.(b).........................................      375,905
     12,500   TNP Enterprises, Inc..........................................................      343,750
                                                                                              -----------
                                                                                                2,239,506
                                                                                              -----------
              TOTAL COMMON STOCKS (Cost $47,331,844)........................................   44,529,051
                                                                                              -----------
              MONEY MARKET MUTUAL FUNDS -- 4.1%
  1,394,754   AIM Treasury Money Market.....................................................    1,394,754
    500,000   Dreyfus Treasury Cash Management..............................................      500,000
                                                                                              -----------
              TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,894,754).............................    1,894,754
                                                                                              -----------
              TOTAL INVESTMENTS (Cost $49,226,597) (a) -- 100.0%............................   46,423,805
              Liabilities in excess of other assets 0.0%....................................      (18,281)
                                                                                              -----------
              TOTAL NET ASSETS -- 100.0%....................................................  $46,405,524
                                                                                              ===========

---------------
 (a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation............................  $   849,681
            Unrealized depreciation............................   (3,652,474)
                                                                 -----------
            Net unrealized depreciation........................  $(2,802,792)
                                                                 ============

 (b) Non-income producing securities.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (unaudited)
November 30, 1997

                                                              MONEY          SHORT TERM       INTERMEDIATE
                                                              MARKET         GOVERNMENT      TERM GOVERNMENT
                                                               FUND         INCOME FUND        INCOME FUND
                                                           ------------     ------------     ---------------
ASSETS:
  Investments in securities at value (cost $411,137,844,
    $120,987,706 and $111,173,471, respectively).........  $411,137,844     $121,546,350      $ 113,817,371
  Repurchase agreements, at value (cost $28,595,000, $0
    and $0, respectively)................................    28,595,000               --                 --
  Cash...................................................            --               --             64,375
  Dividends and interest receivable......................     2,116,331        1,142,691          1,751,024
  Receivable for fund shares sold........................            --               --             25,000
  Deferred organization costs............................         8,987               --                 --
  Prepaid expenses and other assets......................        43,737            6,233              8,152
                                                           ------------     ------------       ------------
      Total Assets.......................................   441,901,899      122,695,274        115,665,923
                                                           ------------     ------------       ------------
LIABILITIES:
  Dividends payable......................................     1,932,413          562,487            557,993
  Advisory fee payable...................................        54,786           41,942             42,466
  Administrative services fee payable....................        21,938           15,604             14,085
  Distribution fee payable (Consumer Service Class)......        33,155               --                 --
  Custodian fee payable..................................            --            4,162              3,777
  Other accrued expenses.................................            --           76,706             70,634
                                                           ------------     ------------       ------------
      Total Liabilities..................................     2,042,292          700,901            688,955
                                                           ------------     ------------       ------------
         NET ASSETS......................................  $439,859,607     $121,994,373      $ 114,976,967
                                                           ============     ============       ============
NET ASSETS:
  Shares of beneficial interest outstanding (par value of
    $0.001 per share) unlimited number of shares
    authorized...........................................  $    439,861     $     12,422      $      11,074
  Additional paid-in capital.............................   439,430,446      124,512,842        116,894,396
  Accumulated undistributed net investment income........            --               --             26,282
  Accumulated undistributed realized loss on
    investments..........................................       (10,700)      (3,089,535)        (4,598,685)
  Net unrealized appreciation from investments...........            --          558,644          2,643,900
                                                           ------------     ------------       ------------
         NET ASSETS......................................  $439,859,607     $121,994,373      $ 114,976,967
                                                           ============     ============       ============
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Net Assets...........................................  $316,966,591     $120,577,209      $ 113,380,669
    Shares of beneficial interest outstanding............   316,965,603       12,277,429         11,073,923
                                                           ============     ============       ============
    Net Asset Value, maximum offering and redemption
      price per share....................................         $1.00            $9.82             $10.24
                                                                  =====            =====            =======
  CONSUMER SERVICE CLASS:
    Net Assets...........................................  $122,893,016     $  1,417,164      $   1,596,298
    Shares of beneficial interest outstanding............   122,894,973          144,270            155,990
                                                           ============     ============       ============
    Net Asset Value and redemption price per share.......         $1.00            $9.82             $10.23
                                                                  =====            =====            =======

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
November 30, 1997
(unaudited)

                                                               LARGE CAP         MID CAP         SMALL CAP
                                                              EQUITY FUND      GROWTH FUND         FUND
                                                              ------------     ------------     -----------
ASSETS:
  Investments in securities at value (cost $148,906,155,
    $106,448,261 and $49,226,597, respectively).............  $258,624,838     $159,756,285     $46,423,805
  Dividends and interest receivable.........................       519,085          173,164          40,137
  Receivable for fund shares sold...........................        32,651           42,124              --
  Deferred organization costs...............................            --           12,215              --
  Prepaid expenses and other assets.........................        32,619           12,384              --
                                                              ------------     ------------     -----------
      Total Assets..........................................   259,209,193      159,996,172      46,463,942
                                                              ------------     ------------     -----------
LIABILITIES:
  Dividends payable.........................................       265,519           61,101              --
  Payable for fund shares redeemed..........................        17,883            7,905              --
  Advisory fee payable......................................       127,041           99,859          34,754
  Administrative services fee payable.......................        31,766           20,050           5,213
  Distribution fee payable (Consumer Service Class).........         4,757               --              89
  Custodian fee payable.....................................         8,473            5,351           1,390
  Other accrued expenses....................................            --           13,390          16,972
                                                              ------------     ------------     -----------
      Total Liabilities.....................................       455,439          207,656          58,418
                                                              ------------     ------------     -----------
         NET ASSETS.........................................  $258,753,754     $159,788,516     $46,405,524
                                                              ============     ============     ===========
NET ASSETS:
  Shares of beneficial interest outstanding (par value of
    $0.001 per share) unlimited number of shares
    authorized..............................................  $     11,860     $      8,200     $     4,996
  Additional paid-in capital................................   133,783,722       97,739,844      49,207,487
  Accumulated undistributed (distributions in excess of) net
    investment income.......................................       (15,439)           6,609          (6,660)
  Accumulated undistributed realized gain on investments....    15,254,928        8,725,839           2,493
  Net unrealized appreciation (depreciation) from
    investments.............................................   109,718,683       53,308,024      (2,802,792)
                                                              ------------     ------------     -----------
Net assets applicable to shares outstanding.................  $258,753,754     $159,788,516     $46,405,524
                                                              ============     ============     ===========
SHARES OF BENEFICIAL INTEREST:\
  INSTITUTIONAL CLASS:
    Net Assets..............................................  $231,406,385     $148,113,816     $45,933,926
    Shares of beneficial interest outstanding...............    10,606,415        7,600,593       4,995,774
                                                                ==========        =========       =========
    Net Asset Value, maximum offering and redemption price
      per share.............................................        $21.82           $19.49           $9.19
                                                                    ======           ======           =====
  CONSUMER SERVICE CLASS:
    Net Assets..............................................  $ 27,347,369     $ 11,674,700     $   471,598
    Shares of beneficial interest outstanding...............     1,253,567          599,150          51,373
                                                                 =========          =======          ======
    Net Asset Value and redemption price per share..........        $21.82           $19.49           $9.18
                                                                    ======           ======           =====

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (unaudited)
For the six months ended November 30, 1997

                                                              MONEY          SHORT TERM       INTERMEDIATE
                                                             MARKET          GOVERNMENT      TERM GOVERNMENT
                                                              FUND           INCOME FUND       INCOME FUND
                                                           -----------       -----------     ---------------
INVESTMENT INCOME:
  Interest...............................................  $12,111,175       $3,854,158        $ 3,547,462
  Dividends..............................................       33,362           37,009             40,845
                                                            ----------       ----------         ----------
  Total Investment Income................................   12,144,537        3,891,167          3,588,307
                                                            ----------       ----------         ----------
EXPENSES:
  Advisory fees..........................................      647,069          248,895            271,088
  Administrative services................................      323,697           93,336             81,327
  Distribution fees (Consumer Service Class).............      136,709            1,476              1,721
  Custodian fees.........................................       86,276           24,890             21,687
  Audit & legal fees.....................................       38,644            8,735             15,518
  Fund accounting........................................       15,092           15,052             20,006
  Transfer agent fees....................................        8,930            3,843             11,941
  Organization expenses..................................        5,149               --                 --
  Trustees' fees and expenses............................        3,104            1,394              4,376
  Other expenses.........................................       28,632            6,893             13,739
                                                            ----------       ----------         ----------
    Total Expenses.......................................    1,293,302          404,514            441,403
    Less: Expenses waived by advisor and administrator...     (517,658)              --            (27,110)
                                                            ----------       ----------         ----------
    Total Net Expenses...................................      775,644          404,514            414,293
                                                            ----------       ----------         ----------
  NET INVESTMENT INCOME..................................   11,368,893        3,486,653          3,174,014
                                                            ----------       ----------         ----------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from investment
    transactions.........................................       (7,314)         322,987             67,032
  Change in unrealized appreciation (depreciation) on
    investments..........................................           --          624,457          3,256,456
                                                            ----------       ----------         ----------
  Net realized/unrealized gains (losses) from
    investments..........................................       (7,314)         947,444          3,323,488
                                                            ----------       ----------         ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................  $11,361,579       $4,434,097        $ 6,497,502
                                                            ==========       ==========         ==========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the Six Months Ended November 30, 1997
(unaudited)

                                                            LARGE CAP          MID CAP
                                                             EQUITY            GROWTH           SMALL CAP
                                                              FUND              FUND             FUND(a)
                                                           -----------       -----------       -----------
INVESTMENT INCOME:
  Interest...............................................  $   330,613       $   173,365       $        --
  Dividends (net of foreign withholding tax of $31,376,
    $0 and $0, respectively).............................    2,165,239           942,326            69,076
                                                            ----------        ----------        ----------
  Total Investment Income................................    2,495,852         1,115,691            69,076
                                                            ----------        ----------        ----------
EXPENSES:
  Advisory fees..........................................      821,713           569,197            46,728
  Administrative services................................      205,428           113,840             7,009
  Distribution fees (Consumer Service Class).............       29,973            11,139               124
  Custodian fees.........................................       54,781            30,357             1,869
  Audit & legal fees.....................................       22,458            13,344             3,782
  Fund accounting........................................       18,293            18,527             5,551
  Transfer agent fees....................................       17,638             5,944             2,989
  Organization expenses..................................           --             4,741                --
  Trustees' fees and expenses............................        2,857             2,804               549
  Other expenses.........................................       32,905             9,216             6,955
                                                            ----------        ----------        ----------
    Total Expenses.......................................    1,206,046           779,109            75,556
    Less: Expenses waived by advisor and administrator...           --                --                --
                                                            ----------        ----------        ----------
    Total Net Expenses...................................    1,206,046           779,109            75,556
                                                            ----------        ----------        ----------
  NET INVESTMENT INCOME/(LOSS)...........................    1,289,806           336,582            (6,480)
                                                            ----------        ----------        ----------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from investment
    transactions.........................................   14,100,416         8,243,738             2,493
  Change in unrealized appreciation (depreciation) on
    investments..........................................   20,566,365        13,737,108        (2,802,792)
                                                            ----------        ----------        ----------
  Net realized/unrealized gains (losses) from
    investments..........................................   34,666,781        21,980,846        (2,800,299)
                                                            ----------        ----------        ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................  $35,956,587       $22,317,428       $(2,806,779)
                                                            ==========        ==========        ==========

---------------
(a) Period from October 1, 1997 (inception date of fund) to November 30, 1997.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (unaudited)

                                                                  SHORT TERM GOVERNMENT            INTERMEDIATE TERM GOVERNMENT
                                MONEY MARKET FUND                      INCOME FUND                         INCOME FUND
                        ---------------------------------    --------------------------------    --------------------------------
                        SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                          NOVEMBER 30,         MAY 31,         NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                              1997              1997               1997              1997              1997              1997
                        ----------------    -------------    ----------------    ------------    ----------------    ------------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment
   income..............  $    11,368,893    $  21,840,078      $  3,486,653      $  6,631,180      $  3,174,014      $  5,292,333
 Net realized gains
   (losses) from
   investment
   transactions........           (7,314)          10,495           322,987          (695,641)           67,032          (114,007)
 Net change in
   unrealized
   appreciation
   (depreciation) from
   investments.........               --               --           624,457           471,301         3,256,456         1,010,690
                            ------------     ------------      ------------      ------------       -----------      ------------
 Net increase
   (decrease) in net
   assets resulting
   from operations.....       11,361,579       21,850,573         4,434,097         6,406,840         6,497,502         6,189,016
                            ------------     ------------      ------------      ------------       -----------      ------------
Distributions to
 shareholders from:
 Net investment income
   Institutional
     class.............       (8,588,494)     (18,776,904)       (3,455,009)       (6,564,119)       (3,135,403)       (5,059,433)
   Consumer service
     class.............       (2,780,399)      (3,063,174)          (31,644)          (67,062)          (38,611)         (101,543)
                            ------------     ------------      ------------      ------------       -----------      ------------
                             (11,368,893)     (21,840,078)       (3,486,653)       (6,631,181)       (3,174,014)       (5,160,976)
Distributions in excess
 of
 Net investment income
   Institutional
     class.............               --               --                --                --          (103,736)               --
   Consumer service
     class.............               --               --                --                --            (1,338)               --
                            ------------     ------------      ------------      ------------       -----------      ------------
                                      --               --                --                --          (105,074)               --
 Realized capital gains
   Institutional
     class.............               --          (13,881)               --                --                --                --
                            ------------     ------------      ------------      ------------       -----------      ------------
 Total distributions to
   shareholders........      (11,368,893)     (21,853,959)       (3,486,653)       (6,631,181)       (3,279,088)       (5,160,976)
                            ------------     ------------      ------------      ------------       -----------      ------------
Transactions in shares
 of beneficial interest
 Proceeds from sales of
   shares:
   Institutional
     class.............      250,677,894      673,536,254         7,023,613        39,147,025        25,498,940        30,358,536
   Consumer service
     class.............       86,100,016      200,861,942           582,962           403,772           590,688           125,232
                            ------------     ------------      ------------      ------------       -----------      ------------
                             336,777,910      874,398,196         7,606,575        39,550,797        26,089,628        30,483,768
                            ------------     ------------      ------------      ------------       -----------      ------------
 Net asset value of
   shares issued to
   shareholders in
   reinvestment of
   distributions:
     Institutional
       class...........           30,142           50,627         2,569,410         4,778,814         2,259,594         3,306,749
     Consumer service
       class...........        2,645,731        2,257,747            23,845            61,335            32,454            87,190
                            ------------     ------------      ------------      ------------       -----------      ------------
                               2,675,873        2,308,374         2,593,255         4,840,149         2,292,048         3,393,939
                            ------------     ------------      ------------      ------------       -----------      ------------
 Cost of shares
   redeemed:
   Institutional
     class.............     (254,474,540)    (719,812,199)      (23,892,369)      (23,892,369)      (11,798,707)      (18,107,860)
   Consumer service
     class.............      (58,071,136)    (136,114,374)         (403,032)         (736,148)         (531,773)         (941,349)
                            ------------     ------------      ------------      ------------       -----------      ------------
                            (312,545,676)    (855,926,573)      (16,785,051)      (24,628,517)      (12,330,480)      (19,049,209)
                            ------------     ------------      ------------      ------------       -----------      ------------
 Net increase
   (decrease) in net
   assets derived from
   transactions in
   shares of beneficial
     interest..........       26,908,107       20,779,997        (6,585,221)       19,762,429        16,051,196        14,828,498
                            ------------     ------------      ------------      ------------       -----------      ------------
Total increase
 (decrease) in net
 assets................       26,900,793       20,776,611        (5,637,777)       19,538,088        19,269,610        15,856,538
NET ASSETS
 Beginning of period...      412,958,814      392,182,203       127,632,150       108,094,062        95,707,357        79,850,819
                            ------------     ------------      ------------      ------------       -----------      ------------
 End of period.........  $   439,859,607    $ 412,958,814      $121,994,373      $127,632,150      $114,976,967      $ 95,707,357
                            ============     ============      ============      ============       ===========      ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)
(unaudited)

                                              LARGE CAP EQUITY FUND                MID CAP GROWTH FUND            SMALL CAP FUND
                                        ---------------------------------    --------------------------------    ----------------
                                        SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED       PERIOD ENDED
                                          NOVEMBER 30,         MAY 31,         NOVEMBER 30,        MAY 31,        NOVEMBER, 30,
                                              1997              1997               1997              1997            1997(a)
                                        ----------------    -------------    ----------------    ------------    ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)..........  $     1,289,806    $   2,798,324      $    336,582      $    893,163      $     (6,480)
 Net realized gains (losses) from
   investment transactions.............       14,100,416        1,164,271         8,243,738         1,922,390             2,493
 Net change in unrealized appreciation
   (depreciation) from investments.....       20,566,365       48,227,378        13,737,108        19,938,182        (2,802,792)
                                            ------------     ------------      ------------      ------------       -----------
 Net increase (decrease) in net assets
   resulting from operations...........       35,956,587       52,189,973        22,317,428        22,798,735        (2,806,779)
                                            ------------     ------------      ------------      ------------       -----------
Distributions to shareholders from:
 Net investment income:
   Institutional class.................       (1,202,646)      (2,692,406)         (325,679)         (870,028)             (180)
   Consumer service class..............          (87,160)        (173,421)           (9,519)          (17,854)               --
                                            ------------     ------------      ------------      ------------       -----------
                                              (1,289,806)      (2,865,827)         (335,198)         (887,882)             (180)
Distributions in excess of
 Net investment income
   Institutional class.................           (5,484)              --                --                --                --
   Consumer service class..............           (2,767)              --            (1,541)               --                --
                                            ------------     ------------      ------------      ------------       -----------
                                                  (8,251)              --            (1,541)               --                --
 Realized capital gains
   Institutional class.................               --       (2,663,128)               --        (2,164,608)               --
   Consumer service class..............               --         (201,637)               --           (50,169)               --
                                            ------------     ------------      ------------      ------------       -----------
                                                      --       (2,864,765)               --        (2,214,777)               --
                                            ------------     ------------      ------------      ------------       -----------
 Total distributions to shareholders...       (1,298,057)      (5,730,592)         (336,739)       (3,102,659)             (180)
                                            ------------     ------------      ------------      ------------       -----------
Transactions in shares of beneficial
 interest
 Proceeds from sales of shares:
   Institutional class.................       20,917,737       71,830,680        15,585,980        36,918,030        48,785,366
   Consumer service class..............        6,848,804        8,069,305         5,714,857         4,080,489           500,672
                                            ------------     ------------      ------------      ------------       -----------
                                              27,766,541       79,899,985        21,300,837        40,998,519        49,286,038
                                            ------------     ------------      ------------      ------------       -----------
 Net asset value of shares issued to
   shareholders in
   reinvestment of distributions:
   Institutional class.................        1,115,846        4,115,005           327,909         2,591,733               163
   Consumer service class..............          100,877          358,638            12,729            64,970                --
                                            ------------     ------------      ------------      ------------       -----------
                                               1,216,723        4,473,643           340,638         2,656,703               163
                                            ------------     ------------      ------------      ------------       -----------
 Cost of shares redeemed:
   Institutional class.................      (55,812,154)     (25,533,693)      (13,674,001)      (14,267,383)          (73,336)
   Consumer service class..............       (2,060,677)      (2,289,707)       (1,101,878)         (283,162)             (382)
                                            ------------     ------------      ------------      ------------       -----------
                                             (57,872,831)     (27,823,400)      (14,775,879)      (14,550,545)          (73,718)
 Net increase (decrease) in net assets
   derived from transactions in shares
   of beneficial interest..............      (28,889,567)      56,550,228         6,865,596        29,104,677        49,212,483
                                            ------------     ------------      ------------      ------------       -----------
Total increase in net assets...........        5,768,963      103,009,609        28,846,285        48,800,753        46,405,524
NET ASSETS
 Beginning of period...................      252,984,791      149,975,182       130,942,231        82,141,478                --
                                            ------------     ------------      ------------      ------------       -----------
 End of period.........................  $   258,753,754    $ 252,984,791      $159,788,516      $130,942,231      $ 46,405,524
                                            ============     ============      ============      ============       ===========

---------------
(a) Period from October 1, 1997 (inception date of fund) to November 30, 1997.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- November 30, 1997 (unaudited)

     1. Organization. Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: Money Market Fund, Short Term Government Income Fund, Intermediate Term Government Income Fund, Large Cap Equity Fund (formerly, the Equity Fund), Mid Cap Growth Fund, Small Cap Fund (commenced operation on October 1, 1997), and U.S. Treasury Money Market Fund (collectively, the "Funds"), each with two
(2) classes of shares, the Institutional Class (offered only to certain institutional investors) and the Consumer Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the Consumer Service Class shares bear the expenses incurred in the distribution and marketing of such shares. Currently, six of the portfolios are active and one, U.S. Treasury Money Market Fund, has not commenced operations.

     The Funds' investment objectives are as follows:

        Money Market Fund -- as high a level of current income as is consistent with preservation of capital and liquidity.

        Short Term Government Income Fund -- as high a level of current income as is consistent with limiting the risk of potential loss.

        Intermediate Term Government Income Fund -- a high level of current income, with a secondary objective of total return.

        Large Cap Equity Fund -- long-term capital appreciation.

        Mid Cap Growth Fund -- long-term capital appreciation.

        Small Cap Fund -- long-term capital appreciation.

     2. Significant Accounting Policies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements:

          Security Valuation. Securities listed on an exchange or on the NASDAQ National Market System are valued on the basis of the last sale prior to the time the valuation is made in the markets in which such securities are primarily traded. If there has been no sale since the immediately previous valuation, then the current bid price is used. Securities for which the primary market is over-the-counter are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Short term securities that mature in 60 days or less are valued at amortized cost, if their term to maturity at purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days. Money Market Fund values investments at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

          Security Transactions and Income. Security transactions are recorded on the trade date. Identified cost of investments sold is used to calculate gain and loss on sales for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are recorded on the ex-dividend date.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1997 (unaudited)

          Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          Determination of Net Asset Value and Calculation of
     Expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Trust are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Consumer Service Class shares of each Fund based on net assets of that class.

          Federal Taxes. It is the Funds' policy to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all taxable income earned during their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for income or excise tax is required.

          Distributions to Shareholders. Money Market, Short Term Government Income and Intermediate Term Government Income Funds declare dividends of substantially all of their net investment income daily and pay those dividends monthly. The Equity and Mid Cap Growth Funds declare and pay as a dividend substantially all of their net investment income each month. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. The Funds record all dividends and distributions on the ex-dividend date.

          The amount of dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

          Organization Expenses. Costs incurred in connection with the organization and initial registration of each Fund have been deferred and are being amortized over a sixty month period beginning with each Fund's commencement of operations.

     3. Adviser. The Funds have entered into an Advisory Contract with Trustmark National Bank ("Trustmark"). Under the Advisory Contract, Trustmark is responsible for managing the investments of the Funds and for continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, Trustmark is entitled to receive monthly fees, based on average daily net assets, up to the following annual rates: Money Market Fund, 0.30%; Short Term Government Income Fund, 0.40%; Intermediate Term

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1997 (unaudited)

Government Income Fund, 0.50%; Large Cap Equity Fund, 0.60%; Mid Cap Growth Fund, 0.75%; and Small Cap Fund, 1.00%.

     For the period ended November 30, 1997, Trustmark waived advisory fees as listed below:

                                                                       TRUSTMARK   TRUSTMARK
                                                                       ENTITLED     WAIVED
                                                                       ---------   ---------
    Money Market Fund................................................  $ 647,069   $ 323,534
    Short Term Government Income Fund................................    248,895          --
    Intermediate Term Government Income Fund.........................    271,088      27,110
    Large Cap Equity Fund............................................    821,713          --
    Mid Cap Growth Fund..............................................    569,197          --
    Small Cap Fund...................................................     46,728          --

     4. Administrator. The Funds have entered into an Administrative Services Contract with BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"). Under the contract, BISYS provides management and administrative services necessary for the operation of the Funds. For these administrative services, BISYS is entitled to a fee computed daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.

     For the period ended November 30, 1997, BISYS was entitled to and waived administrative services fees as listed below:

                                                                         BISYS       BISYS
                                                                       ENTITLED     WAIVED
                                                                       ---------   ---------
    Money Market Fund................................................  $ 323,534   $ 194,124
    Short Term Government Income Fund................................  93,336...          --
    Intermediate Term Government Income Fund.........................  81,327...          --
    Large Cap Equity Fund............................................    205,428          --
    Mid Cap Growth Fund..............................................    113,840          --
    Small Cap Fund...................................................      7,009          --

     BISYS, with whom certain officers and trustees of the Funds are affiliated, serves the Funds as Administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Funds.

     Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund may, with respect to its Consumer Service Class, pay fees to Performance Funds Distributor, Inc. (the "Distributor"), a subsidiary of BISYS, up to an annual rate of 0.35% of the average daily net assets attributable to such shares for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Class. No such fees will be paid by the Institutional Class. For the period ended November 30, 1997, the fees incurred amounted to 0.25% per annum of the average daily net assets of each Fund's Consumer Service Class. BISYS received distribution fees as listed below:

                Money Market Fund.................................  $136,709
                Short Term Government Income Fund.................     1,476
                Intermediate Term Government Income Fund..........     1,721
                Large Cap Equity Fund.............................    29,973
                Mid Cap Growth Fund...............................    11,139
                Small Cap Fund....................................       124

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1997 (unaudited)

     5. Other Transactions with Affiliates. Pursuant to a Fund Accounting Agreement between the Trust and BISYS, for calculating net asset values and providing certain other accounting services for each Fund, BISYS is paid an annual fee of $30,000 plus out-of-pocket expenses, from each Fund.

     The Funds retain BISYS as transfer agent. BISYS provides personnel necessary to perform shareholder servicing functions. Pursuant to a Transfer Agency Agreement, BISYS receives a fee of $15.00 per account, per year, and reimbursement for certain expenses.

     For the period ended November 30, 1997, BISYS earned transfer agent and fund accounting fees as shown in the statement of operations.

     Pursuant to a Custodian Agreement between the Trust and Trustmark National Bank, Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is paid a monthly fee at the annual rate of 0.04% of the average daily net assets of each Fund, plus certain transaction charges. For the period ended November 30, 1997, Trustmark earned the custody fees shown in the statement of operations.

     6. Security Purchases and Sales. The cost of securities purchased and proceeds from securities sold (excluding short term securities) for the period ended November 30, 1997 were as follows:

                                                                                 PROCEEDS
                                                                  COST OF          FROM
                                                                SECURITIES      SECURITIES
                                                                 PURCHASED         SOLD
                                                                -----------     -----------
    Short Term Government Income Fund.........................  $36,611,192     $36,077,347
    Intermediate Term Government Income Fund..................   41,919,942      25,349,266
    Large Cap Equity Fund.....................................    9,772,566      30,218,187
    Mid Cap Growth Fund.......................................   23,657,342      18,902,297
    Small Cap Fund............................................   47,368,012          38,661

     7. Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds were as follows:

                                                                                            SHORT TERM GOVERNMENT INCOME
                                                               MONEY MARKET FUND                        FUND
                                                        -------------------------------     -----------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED   YEAR ENDED
                                                          NOVEMBER 30,       MAY 31,          NOVEMBER 30,      MAY 31,
                                                              1997             1997               1997            1997
                                                        ----------------   ------------     ----------------   ----------
INSTITUTIONAL CLASS
Shares sold...........................................     250,677,895      673,527,201           717,543      3,998,186
Shares issued in reinvestment of distributions........          30,142           50,629           262,115        489,110
                                                        ----------------   ------------     ----------------   ----------
                                                           250,708,037      673,577,830           979,638      4,487,296
Shares redeemed.......................................    (254,474,529)    (719,812,099)       (1,672,543)     (2,452,500)
                                                        ----------------   ------------     ----------------   ----------
Net increase (decrease) in shares.....................      (3,766,492)     (46,234,269)         (692,885)     2,034,796
                                                        ===============     ===========     ===============    ==========
CONSUMER SERVICE CLASS
Shares sold...........................................      86,100,017      200,861,148            59,414         41,252
Shares issued in reinvestment of distributions........       2,645,731        2,257,748             2,432          6,276
                                                        ----------------   ------------     ----------------   ----------
                                                            88,745,748      203,118,895            61,846         47,528
Shares redeemed.......................................     (58,071,136)    (136,114,373)          (41,126)       (75,497)
                                                        ----------------   ------------     ----------------   ----------
Net increase (decrease) in shares.....................      30,674,612       67,004,522            20,720        (27,969)
                                                        ===============     ===========     ===============    ==========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1997 (unaudited)

                                                               INTERMEDIATE TERM
                                                            GOVERNMENT INCOME FUND              LARGE CAP EQUITY FUND
                                                        -------------------------------     -----------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED   YEAR ENDED
                                                          NOVEMBER 30,       MAY 31,          NOVEMBER 30,      MAY 31,
                                                              1997             1997               1997            1997
                                                        ----------------   ------------     ----------------   ----------
INSTITUTIONAL CLASS
Shares sold...........................................       2,534,100        3,071,378           995,300      4,341,229
Shares issued in reinvestment of distributions........         223,921          333,451            55,106        249,397
                                                        ----------------   ------------     ----------------   ----------
                                                             2,758,021        3,404,829         1,050,406      4,590,626
Shares redeemed.......................................      (1,172,927)      (1,826,500)       (2,628,699)     (1,568,739)
                                                        ----------------   ------------     ----------------   ----------
Net increase (decrease) in shares.....................       1,585,094        1,578,329        (1,578,293)     3,021,887
                                                        ===============     ===========     ===============    ==========
CONSUMER SERVICE CLASS
Shares sold...........................................          58,126           12,702           326,772        492,606
Shares issued in reinvestment of distributions........           3,222            8,790             4,990         21,683
                                                        ----------------   ------------     ----------------   ----------
                                                                61,348           21,492           331,762        514,289
Shares redeemed.......................................         (52,936)         (95,285)          (97,497)      (134,774)
                                                        ----------------   ------------     ----------------   ----------
Net increase (decrease) in shares.....................           8,412          (73,793)          234,265        376,515
                                                        ===============     ===========     ===============    ==========

                                                              MID CAP GROWTH FUND            SMALL CAP FUND
                                                        -------------------------------     ----------------
                                                        SIX MONTHS ENDED    YEAR ENDED        PERIOD ENDED
                                                          NOVEMBER 30,       MAY 31,          NOVEMBER 30,
                                                              1997             1997             1997(a)
                                                        ----------------   ------------     ----------------
INSTITUTIONAL CLASS
Shares sold...........................................         817,824        2,558,236         5,003,512
Shares issued in reinvestment of distributions........          18,253          175,821                17
                                                        ----------------   ------------     ----------------
                                                               836,077        2,734,059         5,003,529
Shares redeemed.......................................        (716,592)        (997,066)           (7,755)
                                                        ----------------   ------------     ----------------
Net increase (decrease) in shares.....................         119,485        1,736,991         4,995,774
                                                        ===============     ===========     ===============
CONSUMER SERVICE CLASS
Shares sold...........................................         302,575          266,169            51,413
Shares issued in reinvestment of distributions........             715            4,397                --
                                                        ----------------   ------------     ----------------
                                                               303,290          270,564            51,413
Shares redeemed.......................................         (57,717)         (19,298)              (40)
                                                        ----------------   ------------     ----------------
Net increase (decrease) in shares.....................         245,573          251,268            51,373
                                                        ===============     ===========     ===============

---------------

(a) Period from October 1, 1997 (inception date of fund) to November 30, 1997.

     8. Concentration of Credit Risk. In the pursuit of its minimum credit risk policy, the Money Market Fund maintains a diversified portfolio of money market instruments, each of which matures in 397 days or less and is rated in the highest rating category of at least two nationally recognized statistical rating organizations, or, if not rated, is judged by the Board of Trustees to be of comparable quality. The ability of the issuer of the instruments to meet its obligations may be affected by economic developments in a specific industry or region.

    At November 30, 1997, the Money Market Fund had the following industry concentrations in excess of 10% of its net assets: Banking --13.40%.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Financial Highlights
For a share of beneficial interest outstanding throughout each period

                                                              SIX MONTHS
                                                                ENDED           YEAR        YEAR        YEAR        YEAR
                                                             NOVEMBER 30,      ENDED       ENDED       ENDED       ENDED
                                                                 1997         MAY 31,     MAY 31,     MAY 31,     MAY 31,
INSTITUTIONAL CLASS                                          (UNAUDITED)        1997        1996        1995       1994*
                                                             ------------     --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $1.00          $1.00       $1.00       $1.00       $1.00
                                                                 ------           ----        ----        ----        ----
Income from Investment Operations:
  Net investment income.....................................       0.03           0.05        0.05        0.05        0.02
                                                                 ------           ----        ----        ----        ----
Less Distributions:
  Dividends from net investment income......................      (0.03)         (0.05)      (0.05)      (0.05)      (0.02)
                                                                 ------           ----        ----        ----        ----
Net Asset Value, End of Period..............................      $1.00          $1.00       $1.00       $1.00       $1.00
                                                                 ======           ====        ====        ====        ====
Total return................................................       2.70%          5.34%       5.60%       5.27%       2.17%
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands)..................   $316,966       $320,732    $366,966    $324,942    $139,157
  Ratios of expenses to average net assets..................       0.30%**        0.25%       0.24%       0.23%       0.15%**
  Effect of waivers/reimbursements on expense ratios........       0.24%**        0.26%       0.30%       0.36%       0.53%**
  Ratios of net investment income to average net assets.....       5.33%**        5.20%       5.42%       5.27%       3.30%**

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD........................      $1.00          $1.00       $1.00       $1.00       $1.00
                                                                 ------           ----        ----        ----        ----
Income from Investment Operations:
  Net investment income.....................................       0.03           0.04        0.05        0.05        0.02
                                                                 ------           ----        ----        ----        ----
Less Distributions:
  Dividends from net investment income......................      (0.03)         (0.04)      (0.05)      (0.05)      (0.02)
                                                                 ------           ----        ----        ----        ----
Net Asset Value, End of Period..............................      $1.00          $1.00       $1.00       $1.00       $1.00
                                                                 ======           ====        ====        ====        ====
Total return................................................       2.58%          5.07%       5.33%       5.02%       2.03%
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands)..................   $122,894        $92,220     $25,216      $3,564        $797
  Ratios of expenses to average net assets..................       0.55%**        0.38%       0.49%       0.48%       0.40%**
  Effect of waivers/reimbursements on expense ratios........       0.24%**        0.10%       0.30%       0.36%       0.53%**
  Ratios of net investment income to average net assets.....       5.08%**        5.23%       5.17%       5.02%       3.05%**

 * Fund commenced operations on September 30, 1993.
** Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                       SIX MONTHS
                                                         ENDED           YEAR        YEAR        YEAR        YEAR        YEAR
                                                      NOVEMBER 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                          1997         MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
INSTITUTIONAL CLASS                                   (UNAUDITED)        1997        1996        1995        1994       1993*
                                                      ------------     --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $9.75          $9.75       $9.84       $9.77      $10.10      $10.00
                                                          ------           ----        ----        ----       -----       -----
Income from Investment Operations:
  Net investment income..............................       0.28           0.55        0.54        0.53        0.40        0.44
  Net gain (loss) on securities (both realized and
    unrealized)......................................       0.07          (0.01)      (0.09)       0.07       (0.25)       0.22
                                                          ------           ----        ----        ----       -----       -----
Total Income from Investment Operations..............       0.35           0.54        0.45        0.60        0.15        0.66
                                                          ------           ----        ----        ----       -----       -----
Less Distributions:
  Dividends from net investment income...............      (0.28)         (0.54)      (0.54)      (0.53)      (0.40)      (0.44)
  Distribution from net realized gains...............         --             --          --          --       (0.05)      (0.12)
  Distributions in excess of net realized gains......         --             --          --          --       (0.03)         --
                                                          ------           ----        ----        ----       -----       -----
Total Distributions..................................      (0.28)         (0.54)      (0.54)      (0.53)      (0.48)      (0.56)
                                                          ------           ----        ----        ----       -----       -----
Net Asset Value, End of Period.......................      $9.82          $9.75       $9.75       $9.84      $ 9.77      $10.10
                                                          ======           ====        ====        ====       =====       =====
Total return (not reflecting sales load).............       3.58%          5.70%       4.65%       6.37%       1.49%       6.74%
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands)...........   $120,577       $126,428    $106,617    $104,730    $111,657    $138,822
  Ratios of expenses to average net assets...........       0.65%**        0.66%       0.71%       0.74%       0.69%       0.67%
  Effect of waivers/reimbursements on expense
    ratios...........................................       0.00%**        0.00%       0.01%       0.03%       0.05%       0.05%
  Ratios of net investment income to average net
    assets...........................................       5.61%**        5.63%       5.48%       5.43%       4.00%       4.32%
  Portfolio turnover rate............................      29.92%         86.21%     120.00%     267.65%     213.43%     216.52%

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD.................      $9.75          $9.75       $9.84       $9.77      $10.10      $10.00
                                                          ------           ----        ----        ----       -----       -----
Income from Investment Operations:
  Net investment income..............................       0.26           0.49        0.51        0.50        0.37        0.43
  Net gain (loss) on securities (both realized and
    unrealized)......................................       0.07             --       (0.09)       0.07       (0.25)       0.22
                                                          ------           ----        ----        ----       -----       -----
Total Income from Investment Operations..............       0.33           0.49        0.42        0.57        0.12        0.65
                                                          ------           ----        ----        ----       -----       -----
Less Distributions:
  Dividends from net investment income...............      (0.26)         (0.49)      (0.51)      (0.50)      (0.37)      (0.43)
  Distribution from net realized gains...............         --             --          --          --       (0.05)      (0.12)
  Distributions in excess of net realized gains......         --             --          --          --       (0.03)         --
                                                          ------           ----        ----        ----       -----       -----
Total Distributions..................................      (0.26)         (0.49)      (0.51)      (0.50)      (0.45)      (0.55)
                                                          ------           ----        ----        ----       -----       -----
Net Asset Value, End of Period.......................      $9.82          $9.75       $9.75       $9.84      $ 9.77      $10.10
                                                          ======           ====        ====        ====       =====       =====
Total return (not reflecting sales load).............       3.46%          5.44%       4.38%       6.12%       1.23%       6.67%
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands)...........     $1,417         $1,205      $1,477        $739        $654      $1,125
  Ratios of expenses to average net assets...........       0.90%**        0.87%       0.95%       0.99%       0.94%       0.75%
  Effect of waivers/reimbursements on expense
    ratios...........................................       0.00%**        0.00%       0.01%       0.03%       0.05%       0.05%
  Ratios of net investment income to average net
    assets...........................................       5.36%**        5.01%       5.23%       5.18%       3.75%       4.24%
  Portfolio turnover rate............................      29.92%         86.21%     120.00%     267.65%     213.43%     216.52%

 * Fund commenced operations on June 1, 1992.
** Annualized.
See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                       SIX MONTHS
                                                         ENDED           YEAR        YEAR        YEAR        YEAR        YEAR
                                                      NOVEMBER 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                          1997         MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
INSTITUTIONAL CLASS                                   (UNAUDITED)        1997        1996        1995        1994       1993*
                                                      ------------     --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $ 9.93          $9.82      $10.11      $ 9.87      $10.56      $10.00
                                                         -------           ----       -----       -----       -----       -----
Income from Investment Operations:
  Net investment income..............................       0.30           0.60        0.56        0.62        0.58        0.62
  Net gain (loss) on securities (both realized and
    unrealized)......................................       0.32           0.09       (0.29)       0.25       (0.52)       0.61
                                                         -------           ----       -----       -----       -----       -----
Total Income from Investment Operations..............       0.62           0.69        0.27        0.87        0.06        1.23
                                                         -------           ----       -----       -----       -----       -----
Less Distributions:
  Dividends from net investment income...............      (0.31)         (0.58)      (0.56)      (0.62)      (0.58)      (0.62)
  Distribution from net realized gains...............         --             --          --          --       (0.11)      (0.05)
  Distributions in excess of net realized gains......         --             --          --       (0.01)      (0.06)         --
                                                         -------           ----       -----       -----       -----       -----
Total Distributions..................................      (0.31)         (0.58)      (0.56)      (0.63)      (0.75)      (0.67)
                                                         -------           ----       -----       -----       -----       -----
Net Asset Value, End of Period.......................     $10.24          $9.93      $ 9.82      $10.11      $ 9.87      $10.56
                                                         =======           ====       =====       =====       =====       =====
Total return (not reflecting sales load).............       6.28%          7.20%       2.66%       9.31%       0.34%      12.66%
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands)...........   $113,380        $94,242     $77,677    $108,052    $158,420    $150,115
  Ratios of expenses to average net assets...........       0.76%**        0.86%       0.81%       0.71%       0.65%       0.67%
  Effect of waivers/reimbursements on expense
    ratios...........................................       0.05%**        0.05%       0.05%       0.11%       0.15%       0.15%
  Ratios of net investment income to average net
    assets...........................................       5.86%**        6.48%       5.55%       6.44%       5.50%       6.00%
  Portfolio turnover rate............................      24.03%         46.23%     183.00%     339.95%     102.46%      54.43%

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD.................     $ 9.93          $9.82      $10.11      $ 9.87      $10.56      $10.00
                                                         -------           ----       -----       -----       -----       -----
Income from Investment Operations:
  Net investment income..............................       0.28           0.57        0.54        0.60        0.55        0.62
  Net gain (loss) on securities (both realized and
    unrealized)......................................       0.31           0.10       (0.29)       0.25       (0.52)       0.61
                                                         -------           ----       -----       -----       -----       -----
Total Income from Investment Operations..............       0.59           0.67        0.25        0.85        0.03        1.23
                                                         -------           ----       -----       -----       -----       -----
Less Distributions:
  Dividends from net investment income...............      (0.29)         (0.56)      (0.54)      (0.60)      (0.55)      (0.62)
  Distribution from net realized gains...............         --             --          --          --       (0.11)      (0.05)
  Distributions in excess of net realized gains......         --             --          --       (0.01)      (0.06)         --
                                                         -------           ----       -----       -----       -----       -----
Total Distributions..................................      (0.29)         (0.56)      (0.54)      (0.61)      (0.72)      (0.67)
                                                         -------           ----       -----       -----       -----       -----
Net Asset Value, End of Period.......................     $10.23          $9.93      $ 9.82      $10.11      $ 9.87      $10.56
                                                         =======           ====       =====       =====       =====       =====
Total return (not reflecting sales load).............       6.14%          6.92%       2.40%       9.06%       0.08%      12.58%
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands)...........     $1,596         $1,465      $2,174      $3,225      $3,384      $1,952
  Ratios of expenses to average net assets...........       1.01%**        1.03%       1.06%       0.96%       0.90%       0.78%
  Effect of waivers/reimbursements on expense
    ratios...........................................       0.05%**        0.05%       0.05%       0.11%       0.15%       0.15%
  Ratios of net investment income to average net
    assets...........................................       5.61%**        5.60%       5.30%       6.19%       5.25%       5.89%
  Portfolio turnover rate............................      24.03%         46.23%     183.00%     339.95%     102.46%      54.43%

 * Fund commenced operations on June 1, 1992.
** Annualized.
See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                       SIX MONTHS
                                                         ENDED           YEAR        YEAR        YEAR       YEAR       YEAR
                                                      NOVEMBER 30,      ENDED       ENDED       ENDED       ENDED      ENDED
                                                          1997         MAY 31,     MAY 31,     MAY 31,     MAY 31,    MAY 31,
INSTITUTIONAL CLASS                                   (UNAUDITED)        1997        1996        1995       1994       1993*
                                                      ------------     --------    --------    --------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $19.16         $15.29      $12.51      $11.33     $11.21     $10.00
                                                         -------          -----       -----       -----      -----      -----
Income from Investment Operations:
  Net investment income..............................       0.10           0.24        0.23        0.25       0.23       0.22
  Net gain (loss) on securities (both realized and
    unrealized)......................................       2.66           4.13        3.29        1.42       0.12       1.21
                                                         -------          -----       -----       -----      -----      -----
Total Income from Investment Operations..............       2.76           4.37        3.52        1.67       0.35       1.43
                                                         -------          -----       -----       -----      -----      -----
Less Distributions:
  Dividends from net investment income...............      (0.10)         (0.25)      (0.23)      (0.24)     (0.23)     (0.22)
  Distribution from net realized gains...............         --          (0.25)      (0.51)      (0.25)        --         --
                                                         -------          -----       -----       -----      -----      -----
Total Distributions..................................      (0.10)         (0.50)      (0.74)      (0.49)     (0.23)     (0.22)
                                                         -------          -----       -----       -----      -----      -----
Net Asset Value, End of Period.......................     $21.82         $19.16      $15.29      $12.51     $11.33     $11.21
                                                         =======          =====       =====       =====      =====      =====
Total return (not reflecting sales load).............      14.44%         29.06%      28.73%      15.35%      3.10%     14.48%
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands)...........   $231,407       $233,454    $140,144    $100,110    $93,983    $87,755
  Ratios of expenses to average net assets...........       0.86%**        0.83%       0.81%       0.79%      0.83%      0.83%
  Effect of waivers/reimbursements on expense
    ratios...........................................       0.00%**        0.09%       0.10%       0.13%      0.15%      0.20%
  Ratios of net investment income to average net
    assets...........................................       0.96%**        1.43%       1.65%       2.15%      1.99%      2.20%
  Portfolio turnover rate............................       3.79%          1.41%       6.00%      58.08%     27.11%      2.61%
Average commission rate (per share of security)(a)...   $ 0.0898       $ 0.0899    $ 0.1067    $     --    $    --    $    --

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD.................     $19.16         $15.29      $12.51      $11.33     $11.21     $10.00
                                                         -------          -----       -----       -----      -----      -----
Income from Investment Operations:
  Net investment income..............................       0.08           0.20        0.19        0.22       0.20       0.21
  Net gain (loss) on securities (both realized and
    unrealized)......................................       2.66           4.13        3.29        1.42       0.12       1.21
                                                         -------          -----       -----       -----      -----      -----
Total Income from Investment Operations..............       2.74           4.33        3.48        1.64       0.32       1.42
                                                         -------          -----       -----       -----      -----      -----
Less Distributions:
  Dividends from net investment income...............      (0.08)         (0.21)      (0.19)      (0.21)     (0.20)     (0.21)
  Distribution from net realized gains...............         --          (0.25)      (0.51)      (0.25)        --         --
                                                         -------          -----       -----       -----      -----      -----
Total Distributions..................................      (0.08)         (0.46)      (0.70)      (0.46)     (0.20)     (0.21)
                                                         -------          -----       -----       -----      -----      -----
Net Asset Value, End of Period.......................     $21.82         $19.16      $15.29      $12.51     $11.33     $11.21
                                                         =======          =====       =====       =====      =====      =====
Total return (not reflecting sales load).............      14.30%         28.75%      28.42%      15.10%      2.85%     14.37%
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands)...........    $27,347        $19,531      $9,831      $5,234     $5,287     $3,348
  Ratios of expenses to average net assets...........       1.11%**        1.06%       1.06%       1.04%      1.08%      0.94%
  Effect of waivers/reimbursements on expense
    ratios...........................................       0.00%**        0.08%       0.10%       0.13%      0.15%      0.20%
  Ratios of net investment income to average net
    assets...........................................       0.73%**        1.18%       1.40%       1.90%      1.74%      2.09%
  Portfolio turnover rate............................       3.79%          1.41%       6.00%      58.08%     27.11%      2.61%
Average commission rate (per share of security)(a)...   $ 0.0898       $ 0.0899    $ 0.1067    $     --    $    --    $    --

 * Fund commenced operations on June 1, 1992.
 ** Annualized.
(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                                 SIX MONTHS
                                                                   ENDED           YEAR       YEAR       YEAR       YEAR
                                                                NOVEMBER 30,      ENDED       ENDED      ENDED      ENDED
                                                                    1997         MAY 31,     MAY 31,    MAY 31,    MAY 31,
INSTITUTIONAL CLASS                                             (UNAUDITED)        1997       1996       1995       1994*
                                                                ------------     --------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD...........................     $16.71         $14.05     $11.11     $ 9.60     $10.00
                                                                   -------          -----      -----      -----      -----
Income from Investment Operations:
  Net investment income........................................       0.04           0.13       0.13       0.13       0.03
  Net gain (loss) on securities (both realized and
    unrealized)................................................       2.78           2.99       3.44       1.51      (0.40)
                                                                   -------          -----      -----      -----      -----
Total Income from Investment Operations........................       2.82           3.12       3.57       1.64      (0.37)
                                                                   -------          -----      -----      -----      -----
Less Distributions:
  Dividends from net investment income.........................      (0.04)         (0.13)     (0.13)     (0.13)     (0.03)
  Distribution from net realized gains.........................         --          (0.33)     (0.50)        --         --
                                                                   -------          -----      -----      -----      -----
Total Distributions............................................      (0.04)         (0.46)     (0.63)     (0.13)     (0.03)
                                                                   -------          -----      -----      -----      -----
Net Asset Value, End of Period.................................     $19.49         $16.71     $14.05     $11.11     $ 9.60
                                                                   =======          =====      =====      =====      =====
Total return (not reflecting sales load).......................      16.90%         22.62%     33.06%     17.31%     (3.66%)
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands).....................   $148,114       $125,035    $80,704    $48,068    $33,779
  Ratios of expenses to average net assets.....................       1.01%**        0.92%      0.98%      0.96%      0.93%**
  Effect of waivers/reimbursements on expense ratios...........       0.00%**        0.14%      0.16%      0.26%      1.00%**
  Ratios of net investment income to average net assets........       0.46%**        0.89%      1.06%      1.37%      1.60%**
  Portfolio turnover rate......................................      13.23%          7.72%     28.00%     20.39%      5.88%
Average commission rate (per share of security) (a)............   $ 0.0900       $ 0.0721    $0.1070    $    --    $    --

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD...........................     $16.72         $14.05     $11.11     $ 9.60     $10.00
                                                                   -------          -----      -----      -----      -----
Income from Investment Operations:
  Net investment income........................................       0.02           0.09       0.10       0.11       0.03
  Net gain (loss) on securities (both realized and
    unrealized)................................................       2.77           3.00       3.44       1.51      (0.40)
                                                                   -------          -----      -----      -----      -----
Total Income from Investment Operations........................       2.79           3.09       3.54       1.62      (0.37)
                                                                   -------          -----      -----      -----      -----
Less Distributions:
  Dividends from net investment income.........................      (0.02)         (0.09)     (0.10)     (0.11)     (0.03)
  Distribution from net realized gains.........................         --          (0.33)     (0.50)        --         --
                                                                   -------          -----      -----      -----      -----
Total Distributions............................................      (0.02)         (0.42)     (0.60)     (0.11)     (0.03)
                                                                   -------          -----      -----      -----      -----
Net Asset Value, End of Period.................................     $19.49         $16.72     $14.05     $11.11     $ 9.60
                                                                   =======          =====      =====      =====      =====
Total return (not reflecting sales load).......................      16.77%         22.33%     32.76%     17.06%     (3.70%)
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands).....................    $11,675         $5,911     $1,437       $277        $35
  Ratios of expenses to average net assets.....................       1.26%**        1.19%      1.23%      1.21%      1.18%**
  Effect of waivers/reimbursements on expense ratios...........       0.00%**        0.11%      0.16%      0.26%      1.00%**
  Ratios of net investment income to average net assets........       0.21%**        0.65%      0.79%      1.12%      1.35%**
  Portfolio turnover rate......................................      13.23%          7.72%     28.00%     20.39%      5.88%
Average commission rate (per share of security) (a)............   $ 0.0900       $ 0.0721    $0.1070    $    --    $    --

 * Fund commenced operations on February 24, 1994.
 ** Annualized.
(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                                   INSTITUTIONAL CLASS     CONSUMER SERVICE CLASS
                                                                   -------------------     ----------------------
                                                                         PERIOD                    PERIOD
                                                                          ENDED                    ENDED
                                                                      NOVEMBER 30,              NOVEMBER 30,
                                                                          1997*                    1997*
                                                                       (UNAUDITED)              (UNAUDITED)
                                                                   -------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................         $10.00                    $10.00
                                                                    ------------             -------------
Income from Investment Operations:
  Net investment income..........................................             --                      0.01
  Net gain (loss) on securities (both realized and unrealized)...          (0.81)                    (0.83)
                                                                    ------------             -------------
Total Income from Investment Operations..........................          (0.81)                    (0.82)
                                                                    ------------             -------------
Less Distributions:
  Dividends from net investment income...........................             --                        --
                                                                    ------------             -------------
  Distribution from net realized gains...........................             --                        --
                                                                    ------------             -------------
Total Distributions..............................................             --                        --
                                                                    ------------             -------------
Net Asset Value, End of Period...................................         $ 9.19                    $ 9.18
                                                                    ============             =============
Total return (not reflecting sales load).........................          (7.99%)                   (8.00%)
Ratios/Supplementary Data:
  Net Assets, End of Period (in thousands).......................        $45,934                      $472
  Ratios of expenses to average net assets.......................           1.61% **                  1.86% **
  Effect of waivers/reimbursements on expense ratios.............           0.00% **                  0.00% **
  Ratios of net investment income to average net assets..........          (0.13%)**                 (0.58%)**
  Portfolio turnover rate........................................           0.16%                     0.16%
Average commission rate (per share of security)(a)...............        $0.0866                  $ 0.0866

  * Fund commenced operations on October 1, 1997.
 ** Annualized.
(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 1997

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Adviser

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.

PF1/98